UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra
Senior Vice President & Chief Operating Officer
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO

Investment Portfolio — March 31, 2005
(unaudited)

Short-Term Investment Securities — 100.6%	Principal Amount	Value (Note 1)

ASSET-BACKED COMMERCIAL PAPER — 17.4%
Chariot Funding, LLC 2.76% due 04/11/05*	$300,000	$299,770
CRC Funding, LLC 2.68% due 04/13/05*	300,000	299,732
Eureka Securitization, PLC 2.58% due 04/27/05	300,000	299,404
Galaxy Funding, Inc. 2.65% due 04/05/05*	300,000	299,912
Greyhawk Capital Corp. 2.52% due 04/05/05*	300,000	299,916
Mont Blanc Capital Corp. 2.72% due 05/13/05	285,000	284,096
Park Avenue Receivables Corp. 2.80% due 04/18/05	300,000	299,603
Windmill Funding Corp. 2.80% due 05/18/05*	275,000	273,995
Yorktown Capital, LLC 2.80% due 04/20/05	300,000	299,557

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $2,655,985)		2,655,985

CERTIFICATES OF DEPOSIT — 7.2%
American Express Bank FSB 2.65% due 04/05/05	400,000	400,000
Westdeutsche Landesbank NY 3.00% due 06/27/05(1)	400,000	400,000
Wilmington Trust Co. 2.69% due 06/01/05(1)	300,000	299,998

TOTAL CERTIFICATES OF DEPOSIT (cost $1,099,998)		1,099,998

COMMERCIAL PAPER — 36.1%
Aire Valley Finance, Series 2004-1A 1A 2.65% due 04/21/05*(1)(2)	100,000	100,000
Bank of America Corp. 2.61% due 04/20/05	300,000	299,587
CBA Delaware Finance, Inc. 2.51% due 04/05/05	400,000	399,888
Chase Manhattan Bank 2.72% due 04/11/05(1)	275,000	275,000
Danske Corp. 2.58% due 04/05/05	350,000	349,900
Depfa Bank, PLC 2.58% due 04/14/05(1)	300,000	300,000
Goldman Sachs Group LP 2.78% due 05/10/05	300,000	299,097
Lothian Mortgages, PLC 2.84% due 01/24/06(2)(5)	300,000	300,000
Morgan Stanley Dean Witter Co. 2.69% due 04/07/05	300,000	299,865
Nestle Capital Corp. 2.80% due 05/31/05	300,000	298,600
New York Times Co. 2.94% due 06/02/05	400,000	397,975
Quebec Province 2.75% due 04/19/05	300,000	299,588
Shell Finance, PLC 2.85% due 05/18/05	385,000	383,567
Societe General North America, Inc. 2.52% due 04/05/05	400,000	399,888
UBS Finance, LLC 2.80% due 04/25/05	400,000	399,253
Wells Fargo Bank NA 2.58% due 04/01/05(1)	300,000	300,000
Yale University 2.68% due 05/05/05	425,000	423,924

TOTAL COMMERCIAL PAPER (cost $5,526,132)		5,526,132

CORPORATE SHORT-TERM NOTES — 11.9%
General Electric Capital Services, Inc. 2.64% due 04/19/05	500,000	499,340
Holmes Financing, PLC, Series 1A 2.76% due 04/15/05(1)(2)	300,000	300,000
Metropolitan Life Funding, Inc. 2.82% due 05/11/05(3)	400,000	400,000
Peoples Security Life Insurance Co. 2.83% due 05/04/05(1)(3)	500,000	500,000
Permanent Financing, PLC Series 1A 2.73% due 03/10/06(2)(5)	130,000	130,000

TOTAL CORPORATE SHORT-TERM NOTES (cost $1,829,340)		1,829,340

MEDIUM TERM NOTES — 2.0%
US Bancorp 3.17% due 09/16/05(5)
(cost $300,247)	300,000	300,247

U.S. GOVERNMENT AGENCIES — 26.0%
Federal Home Loan Bank Cons. Disc. Notes 2.55% due 04/20/05	425,000	424,428
Federal Home Loan Bank, Series 405 1.63% due 04/15/05	300,000	300,039
Federal Home Loan Mtg. Disc. Notes 2.52% due 04/12/05	825,000	824,365
Federal Home Loan Mtg. Disc. Notes 2.60% due 05/03/05	455,000	453,949

Federal Home Loan Mtg. Disc. Notes 2.68% due 04/29/05	480,000	478,999
Federal National Mtg. Assoc. 7.00% due 07/15/05	500,000	505,972
Federal National Mtg. Assoc. Disc. Notes 2.53% due 04/13/05	585,000	584,507
Federal National Mtg. Assoc. Disc. Notes 2.82% due 06/14/05	410,000	407,623

TOTAL U.S. GOVERNMENT AGENCIES (cost $3,979,882)		3,979,882

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $15,391,584)		15,391,584

Repurchase Agreement — 1.4%

UBS Securities, LLC Joint Repurchase Agreement Account (cost $220,000)(4)		220,000	220,000

TOTAL INVESTMENTS —
(cost $15,611,584)@	102.0%		15,611,584
Liabilities in excess of other assets —	(2.0)		(307,333)

NET ASSETS—	100.0%		$15,304,251

@	See Note 4 for cost of investments on a tax basis
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 the aggregate value of these securities was $1,573,325 representing 10.3% of net assets.
Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Variable rate security — the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security
(4)	See Note 2 for details of Joint Repurchase Agreement
(5)	Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND PORTFOLIO

Investment Portfolio — March 31, 2005
(unaudited)

Asset-Backed Securities — 5.1%	Principal	Value
	Amount	(Note 1)
FINANCE — 5.1%
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T10 A2 4.74% due 03/13/40(2)	$5,000,000	$4,924,273
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T12 A4 4.68% due 08/13/39(2)	5,000,000	4,887,585
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(2)	5,000,000	4,907,506
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	4,750,000	4,675,798
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due 09/17/07	3,986,761	4,003,076
Citibank Credit Card Issuance Trust, Series 2004-A1 A1 2.55% due 01/20/09	5,000,000	4,865,050
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38(2)	5,000,000	4,649,500
Household Automotive Trust, Series 2002-3 A3A 2.75% due 06/18/07	932,777	932,061
Hyundai Auto Receivables Trust, Series 2003-A A3 2.33% due 11/15/07	2,185,000	2,162,916
MBNA Credit Card Master Note Trust, Series 2003-A11 A11 3.65% due 03/15/11	2,335,000	2,279,030
Toyota Auto Receivables Owners Trust, Series 2003-B A4 2.79% due 01/15/10	2,590,000	2,533,748
Wells Fargo Mtg. Backed Securities, Series 2005-AR2 2A2 4.57% due 03/25/35	2,899,004	2,868,538
Wells Fargo Mtg. Backed Securities, Series 2005-AR4 2A2 4.54% due 04/25/35	3,000,000	2,975,073

TOTAL ASSET-BACKED SECURITIES (cost $47,402,815)		46,664,154

Bonds & Notes — 86.1%

CONSUMER DISCRETIONARY — 1.5%
Lowe’s Cos., Inc. 7.50% due 12/15/05	5,000,000	5,129,705
Target Corp. 5.50% due 04/01/07	5,000,000	5,117,945
Wal-Mart Stores, Inc. 6.75% due 10/15/23	3,000,000	3,495,483

		13,743,133

CONSUMER STAPLES — 1.7%
Gillette Co. 4.13% due 08/30/07	4,990,000	4,975,245
Kimberly-Clark Corp. 5.63% due 02/15/12	5,000,000	5,262,205
Unilever Capital Corp. 6.88% due 11/01/05	5,000,000	5,125,000

		15,362,450

EDUCATION — 0.7%
Leland Stanford Junior University of California 6.88% due 02/01/24	5,000,000	5,990,500

FINANCE — 9.1%
American Express Co. 3.75% due 11/20/07	5,000,000	4,923,555
Bank of America Corp. 6.25% due 04/15/12	5,000,000	5,400,885
Boeing Capital Corp. 4.75% due 08/25/08	2,995,000	3,017,765
Centex Home Equity Loan Trust 4.72% due 10/25/31	840,000	822,713
Citicorp, Series MTNC 6.75% due 10/15/07	5,000,000	5,291,335
Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15	2,435,000	2,344,698
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	1,130,000	1,309,483
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	5,000,000	5,771,615
General Reinsurance Corp. 9.00% due 09/12/09	5,000,000	5,866,365
Hartford Life, Inc. 7.38% due 03/01/31	5,000,000	5,995,140
Household Finance Corp. 6.38% due 10/15/11	5,000,000	5,401,500
J.P. Morgan Chase & Co. 5.13% due 09/15/14	7,495,000	7,376,437
John Hancock 7.38% due 02/15/24*	5,000,000	5,872,465
Morgan Stanley 5.30% due 03/01/13	5,000,000	5,028,375
Postal Square LP 8.95% due 06/15/22	4,225,300	5,397,821
Private Export Funding Corp., Series M 5.34% due 03/15/06	5,000,000	5,075,130
US Bancorp 7.50% due 06/01/26	400,000	501,240
US Bank National Assoc. 4.95% due 10/30/14	2,700,000	2,665,669
Wells Fargo Financial, Inc. 5.50% due 08/01/12	5,000,000	5,168,945

		83,231,136

HEALTHCARE — 0.7%
Johnson & Johnson 4.95% due 05/15/33	3,000,000	2,822,229
UnitedHealth Group, Inc. 5.00% due 08/15/14	4,000,000	3,964,400

		6,786,629

INDUSTRIAL & COMMERCIAL — 2.1%
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	4,180,256	4,704,209
First Data Corp. 3.38% due 08/01/08	4,000,000	3,866,048
General Dynamics Corp. 2.13% due 05/15/06	3,615,000	3,542,993
United Parcel Service, Inc. 8.38% due 04/01/20	5,000,000	6,656,735

		18,769,985

INFORMATION TECHNOLOGY — 1.6%
Computer Sciences Corp. 7.38% due 06/15/11	3,280,000	3,707,666
Hewlett-Packard Co. 7.15% due 06/15/05	5,000,000	5,038,340
Verizon Global Funding Corp. 6.88% due 06/15/12	5,000,000	5,507,535

		14,253,541

MATERIALS — 0.5%
Alcoa, Inc. 4.25% due 08/15/07	5,000,000	4,997,855

MUNICIPAL BONDS — 0.7%
Illinois State General Obligation Taxable Pension 5.10% due 06/01/33	2,860,000	2,729,269
Sonoma County, California Pension Obligation, Series A 3.24% due 12/01/08	3,730,000	3,598,667

		6,327,936

U.S. GOVERNMENT AGENCIES — 40.7%
Federal Home Loan Mtg. Corp., Series 2630 KN 2.50% due 04/15/13(3)	17,825,000	17,159,429
Federal Home Loan Mtg. Corp. 7.50% due 05/01/27	16,316	17,526
Federal Home Loan Mtg. Corp. 14.75% due 03/01/10	13,200	14,890
Federal National Mtg. Assoc. 4.50% due 11/01/18	21,137,001	20,704,609
Federal National Mtg. Assoc. 5.00% due 01/01/17	297,804	298,089
Federal National Mtg. Assoc. 5.00% due 02/01/17	111,166	111,273
Federal National Mtg. Assoc. 5.00% due 10/01/17	242,119	242,337
Federal National Mtg. Assoc. 5.00% due 10/01/17	442,346	442,743
Federal National Mtg. Assoc. 5.00% due 10/01/17	11,262,998	11,273,123
Federal National Mtg. Assoc. 5.00% due 11/01/17	85,295	85,372
Federal National Mtg. Assoc. 5.00% due 11/01/17	1,602,862	1,604,303
Federal National Mtg. Assoc. 5.00% due 12/01/17	103,386	103,479
Federal National Mtg. Assoc. 5.00% due 12/01/17	178,140	178,300
Federal National Mtg. Assoc. 5.00% due 12/01/17	596,186	596,722
Federal National Mtg. Assoc. 5.00% due 01/01/18	111,985	112,085
Federal National Mtg. Assoc. 5.00% due 01/01/18	214,966	215,159
Federal National Mtg. Assoc. 5.00% due 01/01/18	1,676,333	1,677,840
Federal National Mtg. Assoc. 5.00% due 02/01/18	270,547	270,694
Federal National Mtg. Assoc. 5.00% due 02/01/18	273,935	274,084
Federal National Mtg. Assoc. 5.00% due 02/01/18	285,663	285,919
Federal National Mtg. Assoc. 5.00% due 02/01/18	310,171	310,341
Federal National Mtg. Assoc. 5.00% due 02/01/18	405,367	405,588
Federal National Mtg. Assoc. 5.00% due 02/01/18	1,015,175	1,016,088
Federal National Mtg. Assoc. 5.00% due 02/01/18	2,034,623	2,035,733
Federal National Mtg. Assoc. 5.00% due 05/01/18	449,356	449,601
Federal National Mtg. Assoc. 5.00% due 06/01/18	148,067	148,147
Federal National Mtg. Assoc. 5.00% due 06/01/18	206,231	206,344
Federal National Mtg. Assoc. 5.00% due 06/01/18	416,303	416,701
Federal National Mtg. Assoc. 5.00% due 06/01/18	34,935,587	34,954,631
Federal National Mtg. Assoc. 5.00% due 09/01/18	93,714	93,798
Federal National Mtg. Assoc. 5.00% due 09/01/18	277,722	277,873
Federal National Mtg. Assoc. 5.00% due 09/01/18	419,951	420,180
Federal National Mtg. Assoc. 5.00% due 10/01/18	30,870	30,886
Federal National Mtg. Assoc. 5.00% due 10/01/18	237,070	237,199
Federal National Mtg. Assoc. 5.00% due 10/01/18	4,116,854	4,119,098
Federal National Mtg. Assoc. 5.00% due 11/01/18	400,797	401,016
Federal National Mtg. Assoc. 5.00% due 11/01/18	2,769,927	2,771,436
Federal National Mtg. Assoc. 5.00% due 12/01/18	47,274	47,300
Federal National Mtg. Assoc. 5.00% due 12/01/18	111,185	111,246
Federal National Mtg. Assoc. 5.00% due 12/01/18	839,576	840,033
Federal National Mtg. Assoc. 5.00% due 12/01/18	2,346,333	2,347,613
Federal National Mtg. Assoc. 5.00% due 12/01/18	8,268,578	8,273,086
Federal National Mtg. Assoc. 5.00% due 01/01/19	22,122	22,142
Federal National Mtg. Assoc. 5.00% due 01/01/19	37,840	37,861
Federal National Mtg. Assoc. 5.00% due 01/01/19	336,955	337,138
Federal National Mtg. Assoc. 5.00% due 01/01/19	4,654,875	4,657,412
Federal National Mtg. Assoc. 5.00% due 02/01/19	25,036	25,050
Federal National Mtg. Assoc. 5.00% due 02/01/19	52,247	52,245
Federal National Mtg. Assoc. 5.00% due 02/01/19	297,393	297,383
Federal National Mtg. Assoc. 5.00% due 02/01/19	857,835	858,303
Federal National Mtg. Assoc. 5.00% due 02/01/19	2,545,440	2,546,827
Federal National Mtg. Assoc. 5.00% due 02/01/19	4,686,616	4,686,467
Federal National Mtg. Assoc. 5.00% due 03/01/19	133,441	133,436
Federal National Mtg. Assoc. 5.00% due 03/01/19	857,873	857,846
Federal National Mtg. Assoc. 5.00% due 03/01/19	868,114	868,587
Federal National Mtg. Assoc. 5.00% due 03/01/19	9,749,124	9,748,814
Federal National Mtg. Assoc. 5.00% due 04/01/19	1,752,479	1,753,434
Federal National Mtg. Assoc. 5.00% due 04/01/19	8,477,284	8,477,014
Federal National Mtg. Assoc. 5.00% due 05/01/19	456,484	456,733
Federal National Mtg. Assoc. 5.00% due 05/01/19	1,192,694	1,192,655
Federal National Mtg. Assoc. 5.00% due 05/01/19	6,317,378	6,317,176
Federal National Mtg. Assoc. 5.00% due 06/01/19	888,763	888,734
Federal National Mtg. Assoc. 5.00% due 06/01/19	8,292,426	8,292,161
Federal National Mtg. Assoc. 5.00% due 09/01/19	988,202	988,171
Federal National Mtg. Assoc. 5.00% due 10/01/19	582,350	582,332
Federal National Mtg. Assoc. 5.00% due 10/01/19	2,361,417	2,361,341
Federal National Mtg. Assoc. 5.00% due 11/01/19	2,892,624	2,892,532
Federal National Mtg. Assoc. 5.00% due 12/01/19	986,213	986,182

Federal National Mtg. Assoc. 5.00% due 12/01/19	3,028,800	3,028,703
Federal National Mtg. Assoc. 5.00% due 03/01/34	39,239,830	38,474,666
Federal National Mtg. Assoc. 6.50% due 06/01/08	8,712	9,000
Federal National Mtg. Assoc. 6.50% due 08/01/10	146	152
Federal National Mtg. Assoc. 6.50% due 06/01/11	2,073	2,165
Government National Mtg. Assoc. 5.00% due 07/15/33	12,867,903	12,716,358
Government National Mtg. Assoc. 5.00% due 10/15/33	413,255	408,388
Government National Mtg. Assoc. 5.00% due 10/15/33	514,587	508,526
Government National Mtg. Assoc. 5.00% due 11/15/33	23,021	22,750
Government National Mtg. Assoc. 5.00% due 11/15/33	68,170	67,367
Government National Mtg. Assoc. 5.00% due 11/15/33	114,239	112,894
Government National Mtg. Assoc. 5.00% due 11/15/33	829,360	819,592
Government National Mtg. Assoc. 5.00% due 12/15/33	25,516	25,216
Government National Mtg. Assoc. 5.00% due 12/15/33	34,994	34,582
Government National Mtg. Assoc. 5.00% due 12/15/33	93,608	92,505
Government National Mtg. Assoc. 5.00% due 12/15/33	129,804	128,276
Government National Mtg. Assoc. 5.00% due 01/15/34	23,427	23,136
Government National Mtg. Assoc. 5.00% due 01/15/34	1,602,301	1,582,428
Government National Mtg. Assoc. 5.00% due 02/15/34	305,689	301,897
Government National Mtg. Assoc. 5.00% due 02/15/34	706,453	697,691
Government National Mtg. Assoc. 5.00% due 03/15/34	50,705	50,076
Government National Mtg. Assoc. 5.00% due 03/15/34	792,993	783,158
Government National Mtg. Assoc. 5.00% due 05/15/34	49,367	48,755
Government National Mtg. Assoc. 5.50% due 10/15/32	28,944	29,251
Government National Mtg. Assoc. 5.50% due 10/15/32	71,701	72,462
Government National Mtg. Assoc. 5.50% due 10/15/32	81,983	82,853
Government National Mtg. Assoc. 5.50% due 10/15/32	202,976	205,128
Government National Mtg. Assoc. 5.50% due 11/15/32	19,732	19,942
Government National Mtg. Assoc. 5.50% due 11/15/32	19,825	20,035
Government National Mtg. Assoc. 5.50% due 11/15/32	32,878	33,227
Government National Mtg. Assoc. 5.50% due 11/15/32	35,394	35,769
Government National Mtg. Assoc. 5.50% due 11/15/32	45,575	46,059
Government National Mtg. Assoc. 5.50% due 11/15/32	118,550	119,807
Government National Mtg. Assoc. 5.50% due 11/15/32	442,809	447,505
Government National Mtg. Assoc. 5.50% due 12/15/32	138,688	140,158
Government National Mtg. Assoc. 5.50% due 12/15/32	316,208	319,561
Government National Mtg. Assoc. 5.50% due 12/15/32	334,892	338,443
Government National Mtg. Assoc. 5.50% due 01/15/33	25,809	26,073
Government National Mtg. Assoc. 5.50% due 01/15/33	188,830	190,768
Government National Mtg. Assoc. 5.50% due 01/15/33	318,667	321,936
Government National Mtg. Assoc. 5.50% due 01/15/33	339,473	342,956
Government National Mtg. Assoc. 5.50% due 01/15/33	1,512,708	1,528,231
Government National Mtg. Assoc. 5.50% due 01/15/33	10,671,682	10,781,187
Government National Mtg. Assoc. 5.50% due 02/15/33	42,061	42,493
Government National Mtg. Assoc. 5.50% due 02/15/33	67,501	68,193
Government National Mtg. Assoc. 5.50% due 02/15/33	228,998	231,347
Government National Mtg. Assoc. 5.50% due 02/15/33	429,935	434,346
Government National Mtg. Assoc. 5.50% due 02/15/33	690,473	697,559
Government National Mtg. Assoc. 5.50% due 02/15/33	3,162,633	3,195,087
Government National Mtg. Assoc. 5.50% due 02/15/33	13,327,809	13,464,567
Government National Mtg. Assoc. 5.50% due 03/15/33	153,561	155,137
Government National Mtg. Assoc. 5.50% due 03/15/33	227,833	230,170
Government National Mtg. Assoc. 5.50% due 03/15/33	1,418,213	1,432,766
Government National Mtg. Assoc. 5.50% due 03/15/33	10,521,498	10,629,462
Government National Mtg. Assoc. 5.50% due 05/15/33	214,773	216,977
Government National Mtg. Assoc. 5.50% due 05/15/33	666,181	673,016
Government National Mtg. Assoc. 5.50% due 05/15/33	1,122,646	1,134,165
Government National Mtg. Assoc. 5.50% due 06/15/33	290,289	293,267
Government National Mtg. Assoc. 5.50% due 06/15/33	1,031,258	1,041,839
Government National Mtg. Assoc. 5.50% due 07/15/33	169,962	171,706
Government National Mtg. Assoc. 5.50% due 08/15/33	158,383	160,008
Government National Mtg. Assoc. 5.50% due 08/15/33	348,166	351,739
Government National Mtg. Assoc. 5.50% due 08/15/33	491,092	496,130
Government National Mtg. Assoc. 5.50% due 09/15/33	105,510	106,592
Government National Mtg. Assoc. 5.50% due 09/15/33	2,141,678	2,163,655
Government National Mtg. Assoc. 5.50% due 10/15/33	260,416	263,088
Government National Mtg. Assoc. 5.50% due 11/15/33	119,272	120,496
Government National Mtg. Assoc. 5.50% due 11/15/33	2,130,145	2,152,003
Government National Mtg. Assoc. 5.50% due 01/15/34	340,425	343,828

Government National Mtg. Assoc. 5.50% due 01/15/34	1,599,918	1,615,909
Government National Mtg. Assoc. 5.50% due 02/15/34	33,905	34,243
Government National Mtg. Assoc. 5.50% due 02/15/34	175,941	177,700
Government National Mtg. Assoc. 5.50% due 02/15/34	237,133	239,504
Government National Mtg. Assoc. 5.50% due 02/15/34	420,784	424,990
Government National Mtg. Assoc. 5.50% due 02/15/34	840,811	849,214
Government National Mtg. Assoc. 5.50% due 03/15/34	241,482	243,896
Government National Mtg. Assoc. 5.50% due 03/15/34	438,553	442,936
Government National Mtg. Assoc. 5.50% due 03/15/34	8,973,091	9,062,779
Government National Mtg. Assoc. 5.50% due 04/15/34	41,442	41,856
Government National Mtg. Assoc. 5.50% due 04/15/34	123,444	124,678
Government National Mtg. Assoc. 5.50% due 04/15/34	137,707	139,083
Government National Mtg. Assoc. 5.50% due 04/15/34	185,611	187,466
Government National Mtg. Assoc. 5.50% due 05/15/34	25,926	26,185
Government National Mtg. Assoc. 5.50% due 05/15/34	233,379	235,712
Government National Mtg. Assoc. 5.50% due 05/15/34	370,228	373,928
Government National Mtg. Assoc. 5.50% due 06/15/34	25,143	25,395
Government National Mtg. Assoc. 5.50% due 06/15/34	175,326	177,079
Government National Mtg. Assoc. 5.50% due 06/15/34	188,696	190,582
Government National Mtg. Assoc. 5.50% due 06/15/34	1,051,754	1,062,267
Government National Mtg. Assoc. 5.50% due 07/15/34	168,669	170,355
Government National Mtg. Assoc. 5.50% due 07/15/34	334,581	337,925
Government National Mtg. Assoc. 5.50% due 08/15/34	39,827	40,225
Government National Mtg. Assoc. 5.50% due 08/15/34	148,179	149,660
Government National Mtg. Assoc. 5.50% due 09/15/34	1,646,788	1,663,249
Government National Mtg. Assoc. 5.50% due 09/15/34	5,811,133	5,869,215
Government National Mtg. Assoc. 5.50% due 10/15/34	198,862	200,849
Government National Mtg. Assoc. 5.50% due 10/15/34	5,681,485	5,738,272
Government National Mtg. Assoc. 6.00% due 03/15/28	96,959	99,906
Government National Mtg. Assoc. 6.00% due 06/15/28	28,200	29,057
Government National Mtg. Assoc. 6.00% due 08/15/28	148,917	153,443
Government National Mtg. Assoc. 6.00% due 09/15/28	94,369	97,237
Government National Mtg. Assoc. 6.00% due 10/15/28	289,028	297,813
Government National Mtg. Assoc. 6.00% due 11/15/28	29,040	29,922
Government National Mtg. Assoc. 6.00% due 12/15/28	17,557	18,091
Government National Mtg. Assoc. 6.00% due 12/15/28	111,232	114,613
Government National Mtg. Assoc. 6.00% due 12/15/28	499,484	514,657
Government National Mtg. Assoc. 6.00% due 04/15/29	25,724	26,501
Government National Mtg. Assoc. 6.00% due 01/15/32	118,557	122,048
Government National Mtg. Assoc. 6.00% due 02/15/32	4,240	4,365
Government National Mtg. Assoc. 6.00% due 07/15/32	47,287	48,679
Government National Mtg. Assoc. 6.00% due 09/15/32	7,039	7,246
Government National Mtg. Assoc. 6.00% due 09/15/32	24,890	25,623
Government National Mtg. Assoc. 6.00% due 09/15/32	26,671	27,456
Government National Mtg. Assoc. 6.00% due 10/15/32	71,176	73,272
Government National Mtg. Assoc. 6.00% due 10/15/32	72,781	74,924
Government National Mtg. Assoc. 6.00% due 10/15/32	439,834	452,782
Government National Mtg. Assoc. 6.00% due 10/15/32	1,471,381	1,514,697
Government National Mtg. Assoc. 6.00% due 10/15/32	2,161,386	2,225,017
Government National Mtg. Assoc. 6.00% due 11/15/32	145,041	149,311
Government National Mtg. Assoc. 6.00% due 01/15/33	24,048	24,729
Government National Mtg. Assoc. 6.00% due 02/15/33	78,088	80,299
Government National Mtg. Assoc. 6.00% due 02/15/33	205,154	210,964
Government National Mtg. Assoc. 6.00% due 03/15/33	506,444	520,786
Government National Mtg. Assoc. 6.00% due 04/15/33	498,794	512,920
Government National Mtg. Assoc. 6.00% due 05/15/33	221,706	227,985
Government National Mtg. Assoc. 6.00% due 05/15/33	328,933	338,248
Government National Mtg. Assoc. 6.00% due 05/15/33	417,222	429,037
Government National Mtg. Assoc. 6.50% due 07/15/09	12,425	12,865
Government National Mtg. Assoc. 6.50% due 04/15/11	2,777	2,903
Government National Mtg. Assoc. 6.50% due 01/15/12	36,042	37,846
Government National Mtg. Assoc. 6.50% due 02/15/12	1,078	1,132
Government National Mtg. Assoc. 6.50% due 02/15/12	10,931	11,478
Government National Mtg. Assoc. 6.50% due 10/15/12	33,840	35,534
Government National Mtg. Assoc. 6.50% due 11/15/12	117,977	123,881
Government National Mtg. Assoc. 6.50% due 01/15/13	30,429	31,941
Government National Mtg. Assoc. 6.50% due 05/15/13	52,567	55,178
Government National Mtg. Assoc. 6.50% due 01/15/14	364,118	382,182
Government National Mtg. Assoc. 6.50% due 02/15/14	11,182	11,736

Government National Mtg. Assoc. 6.50% due 03/15/14	231,390	242,870
Government National Mtg. Assoc. 6.50% due 04/15/14	212,955	223,519
Government National Mtg. Assoc. 6.50% due 05/15/14	4,669	4,901
Government National Mtg. Assoc. 6.50% due 05/15/14	163,295	171,396
Government National Mtg. Assoc. 6.50% due 05/15/14	265,880	279,070
Government National Mtg. Assoc. 6.50% due 06/15/14	4,132	4,337
Government National Mtg. Assoc. 6.50% due 06/15/14	4,266	4,478
Government National Mtg. Assoc. 6.50% due 06/15/14	4,295	4,508
Government National Mtg. Assoc. 6.50% due 07/15/14	6,473	6,794
Government National Mtg. Assoc. 6.50% due 07/15/14	7,778	8,164
Government National Mtg. Assoc. 6.50% due 08/15/14	7,890	8,281
Government National Mtg. Assoc. 6.50% due 08/15/14	239,994	251,900
Government National Mtg. Assoc. 6.50% due 08/15/14	313,925	329,499
Government National Mtg. Assoc. 6.50% due 10/15/14	612	643
Government National Mtg. Assoc. 6.50% due 05/15/23	11,233	11,810
Government National Mtg. Assoc. 6.50% due 06/15/23	25,087	26,374
Government National Mtg. Assoc. 6.50% due 07/15/23	30,720	32,297
Government National Mtg. Assoc. 6.50% due 07/15/23	94,609	99,465
Government National Mtg. Assoc. 6.50% due 08/15/23	12,739	13,393
Government National Mtg. Assoc. 6.50% due 08/15/23	37,631	39,562
Government National Mtg. Assoc. 6.50% due 10/15/23	2,807	2,951
Government National Mtg. Assoc. 6.50% due 10/15/23	6,825	7,176
Government National Mtg. Assoc. 6.50% due 10/15/23	20,236	21,275
Government National Mtg. Assoc. 6.50% due 10/15/23	55,896	58,764
Government National Mtg. Assoc. 6.50% due 10/15/23	95,666	100,576
Government National Mtg. Assoc. 6.50% due 11/15/23	8,978	9,439
Government National Mtg. Assoc. 6.50% due 11/15/23	22,034	23,165
Government National Mtg. Assoc. 6.50% due 11/15/23	30,454	32,017
Government National Mtg. Assoc. 6.50% due 11/15/23	43,252	45,472
Government National Mtg. Assoc. 6.50% due 11/15/23	57,601	60,557
Government National Mtg. Assoc. 6.50% due 11/15/23	69,992	73,584
Government National Mtg. Assoc. 6.50% due 12/15/23	2,530	2,660
Government National Mtg. Assoc. 6.50% due 12/15/23	15,301	16,086
Government National Mtg. Assoc. 6.50% due 12/15/23	22,865	24,039
Government National Mtg. Assoc. 6.50% due 12/15/23	32,294	33,952
Government National Mtg. Assoc. 6.50% due 12/15/23	55,585	58,438
Government National Mtg. Assoc. 6.50% due 12/15/23	75,043	78,895
Government National Mtg. Assoc. 6.50% due 12/15/23	196,240	206,312
Government National Mtg. Assoc. 6.50% due 03/15/26	150,305	157,561
Government National Mtg. Assoc. 6.50% due 02/15/27	19,749	20,706
Government National Mtg. Assoc. 6.50% due 12/15/27	2,175	2,278
Government National Mtg. Assoc. 6.50% due 12/15/27	19,241	20,149
Government National Mtg. Assoc. 6.50% due 01/15/28	2,537	2,656
Government National Mtg. Assoc. 6.50% due 01/15/28	2,985	3,125
Government National Mtg. Assoc. 6.50% due 01/15/28	3,170	3,319
Government National Mtg. Assoc. 6.50% due 01/15/28	4,932	5,163
Government National Mtg. Assoc. 6.50% due 01/15/28	6,046	6,330
Government National Mtg. Assoc. 6.50% due 01/15/28	7,661	8,020
Government National Mtg. Assoc. 6.50% due 01/15/28	7,965	8,338
Government National Mtg. Assoc. 6.50% due 01/15/28	9,559	10,007
Government National Mtg. Assoc. 6.50% due 01/15/28	10,341	10,825
Government National Mtg. Assoc. 6.50% due 01/15/28	10,820	11,327
Government National Mtg. Assoc. 6.50% due 01/15/28	12,835	13,437
Government National Mtg. Assoc. 6.50% due 01/15/28	13,932	14,585
Government National Mtg. Assoc. 6.50% due 01/15/28	15,376	16,097
Government National Mtg. Assoc. 6.50% due 01/15/28	16,662	17,443
Government National Mtg. Assoc. 6.50% due 01/15/28	22,134	23,171
Government National Mtg. Assoc. 6.50% due 01/15/28	28,263	29,588
Government National Mtg. Assoc. 6.50% due 01/15/28	34,342	35,951
Government National Mtg. Assoc. 6.50% due 01/15/28	35,256	36,908
Government National Mtg. Assoc. 6.50% due 02/15/28	2,543	2,662
Government National Mtg. Assoc. 6.50% due 02/15/28	3,854	4,035
Government National Mtg. Assoc. 6.50% due 02/15/28	5,529	5,788
Government National Mtg. Assoc. 6.50% due 02/15/28	7,278	7,619
Government National Mtg. Assoc. 6.50% due 02/15/28	7,678	8,038
Government National Mtg. Assoc. 6.50% due 02/15/28	12,179	12,749
Government National Mtg. Assoc. 6.50% due 02/15/28	28,958	30,315
Government National Mtg. Assoc. 6.50% due 02/15/28	34,082	35,679
Government National Mtg. Assoc. 6.50% due 02/15/28	38,635	40,445

Government National Mtg. Assoc. 6.50% due 02/15/28	45,010	47,119
Government National Mtg. Assoc. 6.50% due 03/15/28	3,517	3,682
Government National Mtg. Assoc. 6.50% due 03/15/28	5,215	5,459
Government National Mtg. Assoc. 6.50% due 03/15/28	7,046	7,376
Government National Mtg. Assoc. 6.50% due 03/15/28	7,368	7,713
Government National Mtg. Assoc. 6.50% due 03/15/28	8,844	9,258
Government National Mtg. Assoc. 6.50% due 03/15/28	12,358	12,937
Government National Mtg. Assoc. 6.50% due 03/15/28	12,706	13,305
Government National Mtg. Assoc. 6.50% due 03/15/28	13,300	13,923
Government National Mtg. Assoc. 6.50% due 03/15/28	19,870	20,801
Government National Mtg. Assoc. 6.50% due 03/15/28	22,673	23,735
Government National Mtg. Assoc. 6.50% due 03/15/28	25,833	27,043
Government National Mtg. Assoc. 6.50% due 03/15/28	80,127	83,880
Government National Mtg. Assoc. 6.50% due 03/15/28	86,462	90,537
Government National Mtg. Assoc. 6.50% due 03/15/28	87,455	91,552
Government National Mtg. Assoc. 6.50% due 04/15/28	3,646	3,817
Government National Mtg. Assoc. 6.50% due 04/15/28	4,206	4,403
Government National Mtg. Assoc. 6.50% due 04/15/28	4,534	4,747
Government National Mtg. Assoc. 6.50% due 04/15/28	4,753	4,976
Government National Mtg. Assoc. 6.50% due 04/15/28	6,224	6,515
Government National Mtg. Assoc. 6.50% due 04/15/28	6,388	6,687
Government National Mtg. Assoc. 6.50% due 04/15/28	6,823	7,143
Government National Mtg. Assoc. 6.50% due 04/15/28	7,324	7,667
Government National Mtg. Assoc. 6.50% due 04/15/28	8,381	8,774
Government National Mtg. Assoc. 6.50% due 04/15/28	9,043	9,466
Government National Mtg. Assoc. 6.50% due 04/15/28	12,552	13,140
Government National Mtg. Assoc. 6.50% due 04/15/28	13,337	13,961
Government National Mtg. Assoc. 6.50% due 04/15/28	13,419	14,048
Government National Mtg. Assoc. 6.50% due 04/15/28	14,123	14,784
Government National Mtg. Assoc. 6.50% due 04/15/28	15,694	16,429
Government National Mtg. Assoc. 6.50% due 04/15/28	17,698	18,527
Government National Mtg. Assoc. 6.50% due 04/15/28	23,496	24,597
Government National Mtg. Assoc. 6.50% due 04/15/28	26,143	27,368
Government National Mtg. Assoc. 6.50% due 04/15/28	27,506	28,794
Government National Mtg. Assoc. 6.50% due 04/15/28	46,270	48,438
Government National Mtg. Assoc. 6.50% due 05/15/28	3,158	3,306
Government National Mtg. Assoc. 6.50% due 05/15/28	4,121	4,314
Government National Mtg. Assoc. 6.50% due 05/15/28	4,852	5,080
Government National Mtg. Assoc. 6.50% due 05/15/28	5,650	5,915
Government National Mtg. Assoc. 6.50% due 05/15/28	6,443	6,745
Government National Mtg. Assoc. 6.50% due 05/15/28	6,491	6,795
Government National Mtg. Assoc. 6.50% due 05/15/28	7,549	7,903
Government National Mtg. Assoc. 6.50% due 05/15/28	9,491	9,936
Government National Mtg. Assoc. 6.50% due 05/15/28	10,682	11,183
Government National Mtg. Assoc. 6.50% due 05/15/28	12,076	12,641
Government National Mtg. Assoc. 6.50% due 05/15/28	12,217	12,790
Government National Mtg. Assoc. 6.50% due 05/15/28	17,570	18,393
Government National Mtg. Assoc. 6.50% due 05/15/28	26,052	27,273
Government National Mtg. Assoc. 6.50% due 05/15/28	38,113	39,899
Government National Mtg. Assoc. 6.50% due 05/15/28	156,156	163,472
Government National Mtg. Assoc. 6.50% due 05/15/28	189,713	198,601
Government National Mtg. Assoc. 6.50% due 06/15/28	3,455	3,617
Government National Mtg. Assoc. 6.50% due 06/15/28	3,936	4,120
Government National Mtg. Assoc. 6.50% due 06/15/28	4,654	4,872
Government National Mtg. Assoc. 6.50% due 06/15/28	5,089	5,328
Government National Mtg. Assoc. 6.50% due 06/15/28	6,768	7,085
Government National Mtg. Assoc. 6.50% due 06/15/28	9,335	9,772
Government National Mtg. Assoc. 6.50% due 06/15/28	9,484	9,928
Government National Mtg. Assoc. 6.50% due 06/15/28	12,137	12,705
Government National Mtg. Assoc. 6.50% due 06/15/28	14,847	15,542
Government National Mtg. Assoc. 6.50% due 06/15/28	16,079	16,832
Government National Mtg. Assoc. 6.50% due 06/15/28	16,380	17,147
Government National Mtg. Assoc. 6.50% due 06/15/28	28,702	30,047
Government National Mtg. Assoc. 6.50% due 06/15/28	35,607	37,276
Government National Mtg. Assoc. 6.50% due 06/15/28	44,657	46,750
Government National Mtg. Assoc. 6.50% due 06/15/28	59,938	62,746
Government National Mtg. Assoc. 6.50% due 06/15/28	66,776	69,904
Government National Mtg. Assoc. 6.50% due 06/15/28	105,196	110,125
Government National Mtg. Assoc. 6.50% due 06/15/28	118,940	124,512

Government National Mtg. Assoc. 6.50% due 06/15/28	174,781	182,970
Government National Mtg. Assoc. 6.50% due 07/15/28	3,696	3,869
Government National Mtg. Assoc. 6.50% due 07/15/28	3,997	4,184
Government National Mtg. Assoc. 6.50% due 07/15/28	4,443	4,651
Government National Mtg. Assoc. 6.50% due 07/15/28	4,564	4,778
Government National Mtg. Assoc. 6.50% due 07/15/28	5,651	5,915
Government National Mtg. Assoc. 6.50% due 07/15/28	7,266	7,606
Government National Mtg. Assoc. 6.50% due 07/15/28	7,528	7,880
Government National Mtg. Assoc. 6.50% due 07/15/28	8,458	8,854
Government National Mtg. Assoc. 6.50% due 07/15/28	9,104	9,531
Government National Mtg. Assoc. 6.50% due 07/15/28	10,265	10,746
Government National Mtg. Assoc. 6.50% due 07/15/28	13,156	13,773
Government National Mtg. Assoc. 6.50% due 07/15/28	15,527	16,254
Government National Mtg. Assoc. 6.50% due 07/15/28	15,781	16,520
Government National Mtg. Assoc. 6.50% due 07/15/28	16,638	17,418
Government National Mtg. Assoc. 6.50% due 07/15/28	16,729	17,512
Government National Mtg. Assoc. 6.50% due 07/15/28	17,212	18,019
Government National Mtg. Assoc. 6.50% due 07/15/28	19,432	20,342
Government National Mtg. Assoc. 6.50% due 07/15/28	35,524	37,188
Government National Mtg. Assoc. 6.50% due 07/15/28	36,482	38,191
Government National Mtg. Assoc. 6.50% due 07/15/28	40,515	42,413
Government National Mtg. Assoc. 6.50% due 07/15/28	41,244	43,177
Government National Mtg. Assoc. 6.50% due 07/15/28	47,309	49,525
Government National Mtg. Assoc. 6.50% due 07/15/28	51,546	53,961
Government National Mtg. Assoc. 6.50% due 07/15/28	99,854	104,532
Government National Mtg. Assoc. 6.50% due 07/15/28	120,545	126,193
Government National Mtg. Assoc. 6.50% due 07/15/28	124,736	130,581
Government National Mtg. Assoc. 6.50% due 08/15/28	3,899	4,081
Government National Mtg. Assoc. 6.50% due 08/15/28	4,366	4,571
Government National Mtg. Assoc. 6.50% due 08/15/28	4,513	4,724
Government National Mtg. Assoc. 6.50% due 08/15/28	4,762	4,985
Government National Mtg. Assoc. 6.50% due 08/15/28	4,951	5,183
Government National Mtg. Assoc. 6.50% due 08/15/28	4,966	5,199
Government National Mtg. Assoc. 6.50% due 08/15/28	7,145	7,480
Government National Mtg. Assoc. 6.50% due 08/15/28	9,514	9,960
Government National Mtg. Assoc. 6.50% due 08/15/28	9,529	9,975
Government National Mtg. Assoc. 6.50% due 08/15/28	9,879	10,342
Government National Mtg. Assoc. 6.50% due 08/15/28	12,742	13,339
Government National Mtg. Assoc. 6.50% due 08/15/28	14,266	14,935
Government National Mtg. Assoc. 6.50% due 08/15/28	16,001	16,751
Government National Mtg. Assoc. 6.50% due 08/15/28	16,299	17,063
Government National Mtg. Assoc. 6.50% due 08/15/28	16,876	17,666
Government National Mtg. Assoc. 6.50% due 08/15/28	19,708	20,631
Government National Mtg. Assoc. 6.50% due 08/15/28	36,572	38,286
Government National Mtg. Assoc. 6.50% due 08/15/28	45,902	48,052
Government National Mtg. Assoc. 6.50% due 08/15/28	46,374	48,547
Government National Mtg. Assoc. 6.50% due 08/15/28	48,847	51,135
Government National Mtg. Assoc. 6.50% due 08/15/28	58,805	61,560
Government National Mtg. Assoc. 6.50% due 08/15/28	64,169	67,176
Government National Mtg. Assoc. 6.50% due 08/15/28	69,546	72,804
Government National Mtg. Assoc. 6.50% due 08/15/28	86,442	90,492
Government National Mtg. Assoc. 6.50% due 08/15/28	140,946	147,550
Government National Mtg. Assoc. 6.50% due 08/15/28	415,785	435,266
Government National Mtg. Assoc. 6.50% due 09/15/28	3,274	3,428
Government National Mtg. Assoc. 6.50% due 09/15/28	3,330	3,486
Government National Mtg. Assoc. 6.50% due 09/15/28	3,784	3,961
Government National Mtg. Assoc. 6.50% due 09/15/28	4,471	4,681
Government National Mtg. Assoc. 6.50% due 09/15/28	4,886	5,114
Government National Mtg. Assoc. 6.50% due 09/15/28	5,128	5,369
Government National Mtg. Assoc. 6.50% due 09/15/28	5,215	5,459
Government National Mtg. Assoc. 6.50% due 09/15/28	5,215	5,466
Government National Mtg. Assoc. 6.50% due 09/15/28	5,631	5,894
Government National Mtg. Assoc. 6.50% due 09/15/28	5,847	6,121
Government National Mtg. Assoc. 6.50% due 09/15/28	6,503	6,807
Government National Mtg. Assoc. 6.50% due 09/15/28	6,519	6,824
Government National Mtg. Assoc. 6.50% due 09/15/28	6,793	7,111
Government National Mtg. Assoc. 6.50% due 09/15/28	6,883	7,206
Government National Mtg. Assoc. 6.50% due 09/15/28	7,429	7,778
Government National Mtg. Assoc. 6.50% due 09/15/28	7,581	7,936

Government National Mtg. Assoc. 6.50% due 09/15/28	7,795	8,161
Government National Mtg. Assoc. 6.50% due 09/15/28	7,862	8,231
Government National Mtg. Assoc. 6.50% due 09/15/28	8,248	8,634
Government National Mtg. Assoc. 6.50% due 09/15/28	8,504	8,903
Government National Mtg. Assoc. 6.50% due 09/15/28	9,836	10,296
Government National Mtg. Assoc. 6.50% due 09/15/28	10,112	10,586
Government National Mtg. Assoc. 6.50% due 09/15/28	10,338	10,822
Government National Mtg. Assoc. 6.50% due 09/15/28	11,024	11,540
Government National Mtg. Assoc. 6.50% due 09/15/28	11,082	11,601
Government National Mtg. Assoc. 6.50% due 09/15/28	11,351	11,883
Government National Mtg. Assoc. 6.50% due 09/15/28	14,163	14,827
Government National Mtg. Assoc. 6.50% due 09/15/28	17,601	18,425
Government National Mtg. Assoc. 6.50% due 09/15/28	23,343	24,437
Government National Mtg. Assoc. 6.50% due 09/15/28	26,328	27,561
Government National Mtg. Assoc. 6.50% due 09/15/28	32,706	34,238
Government National Mtg. Assoc. 6.50% due 09/15/28	42,213	44,191
Government National Mtg. Assoc. 6.50% due 09/15/28	62,583	65,514
Government National Mtg. Assoc. 6.50% due 09/15/28	66,491	69,607
Government National Mtg. Assoc. 6.50% due 09/15/28	67,927	71,110
Government National Mtg. Assoc. 6.50% due 09/15/28	212,268	222,214
Government National Mtg. Assoc. 6.50% due 09/15/28	283,929	297,232
Government National Mtg. Assoc. 6.50% due 10/15/28	1,829	1,914
Government National Mtg. Assoc. 6.50% due 10/15/28	3,615	3,784
Government National Mtg. Assoc. 6.50% due 10/15/28	4,612	4,828
Government National Mtg. Assoc. 6.50% due 10/15/28	4,945	5,176
Government National Mtg. Assoc. 6.50% due 10/15/28	5,963	6,242
Government National Mtg. Assoc. 6.50% due 10/15/28	6,769	7,086
Government National Mtg. Assoc. 6.50% due 10/15/28	7,014	7,342
Government National Mtg. Assoc. 6.50% due 10/15/28	8,847	9,262
Government National Mtg. Assoc. 6.50% due 10/15/28	11,494	12,033
Government National Mtg. Assoc. 6.50% due 10/15/28	14,356	15,029
Government National Mtg. Assoc. 6.50% due 10/15/28	15,418	16,141
Government National Mtg. Assoc. 6.50% due 10/15/28	18,332	19,191
Government National Mtg. Assoc. 6.50% due 10/15/28	26,101	27,324
Government National Mtg. Assoc. 6.50% due 10/15/28	26,877	28,137
Government National Mtg. Assoc. 6.50% due 10/15/28	28,383	29,712
Government National Mtg. Assoc. 6.50% due 10/15/28	28,605	29,945
Government National Mtg. Assoc. 6.50% due 10/15/28	29,414	30,793
Government National Mtg. Assoc. 6.50% due 10/15/28	29,800	31,196
Government National Mtg. Assoc. 6.50% due 10/15/28	31,211	32,673
Government National Mtg. Assoc. 6.50% due 10/15/28	32,266	33,777
Government National Mtg. Assoc. 6.50% due 10/15/28	34,029	35,624
Government National Mtg. Assoc. 6.50% due 10/15/28	37,481	39,237
Government National Mtg. Assoc. 6.50% due 10/15/28	43,219	45,244
Government National Mtg. Assoc. 6.50% due 10/15/28	57,281	59,965
Government National Mtg. Assoc. 6.50% due 10/15/28	89,090	93,265
Government National Mtg. Assoc. 6.50% due 10/15/28	123,913	129,719
Government National Mtg. Assoc. 6.50% due 10/15/28	162,365	169,972
Government National Mtg. Assoc. 6.50% due 10/15/28	1,019,138	1,066,888
Government National Mtg. Assoc. 6.50% due 11/15/28	3,223	3,374
Government National Mtg. Assoc. 6.50% due 11/15/28	4,266	4,466
Government National Mtg. Assoc. 6.50% due 11/15/28	5,071	5,309
Government National Mtg. Assoc. 6.50% due 11/15/28	6,585	6,894
Government National Mtg. Assoc. 6.50% due 11/15/28	9,557	10,005
Government National Mtg. Assoc. 6.50% due 11/15/28	15,312	16,029
Government National Mtg. Assoc. 6.50% due 11/15/28	16,205	16,964
Government National Mtg. Assoc. 6.50% due 11/15/28	20,712	21,682
Government National Mtg. Assoc. 6.50% due 11/15/28	21,232	22,227
Government National Mtg. Assoc. 6.50% due 11/15/28	23,540	24,643
Government National Mtg. Assoc. 6.50% due 11/15/28	25,064	26,238
Government National Mtg. Assoc. 6.50% due 11/15/28	30,149	31,561
Government National Mtg. Assoc. 6.50% due 11/15/28	32,561	34,087
Government National Mtg. Assoc. 6.50% due 11/15/28	37,873	39,647
Government National Mtg. Assoc. 6.50% due 11/15/28	56,520	59,174
Government National Mtg. Assoc. 6.50% due 11/15/28	97,097	101,667
Government National Mtg. Assoc. 6.50% due 11/15/28	265,945	278,405
Government National Mtg. Assoc. 6.50% due 12/15/28	1,162	1,217
Government National Mtg. Assoc. 6.50% due 12/15/28	4,170	4,366
Government National Mtg. Assoc. 6.50% due 12/15/28	4,202	4,399

Government National Mtg. Assoc. 6.50% due 12/15/28	5,289	5,537
Government National Mtg. Assoc. 6.50% due 12/15/28	6,485	6,789
Government National Mtg. Assoc. 6.50% due 12/15/28	7,974	8,348
Government National Mtg. Assoc. 6.50% due 12/15/28	9,433	9,875
Government National Mtg. Assoc. 6.50% due 12/15/28	12,116	12,684
Government National Mtg. Assoc. 6.50% due 12/15/28	14,061	14,720
Government National Mtg. Assoc. 6.50% due 12/15/28	14,592	15,276
Government National Mtg. Assoc. 6.50% due 12/15/28	19,567	20,484
Government National Mtg. Assoc. 6.50% due 12/15/28	27,791	29,093
Government National Mtg. Assoc. 6.50% due 12/15/28	32,239	33,750
Government National Mtg. Assoc. 6.50% due 12/15/28	33,763	35,345
Government National Mtg. Assoc. 6.50% due 12/15/28	39,553	41,407
Government National Mtg. Assoc. 6.50% due 12/15/28	46,776	48,968
Government National Mtg. Assoc. 6.50% due 12/15/28	50,465	52,830
Government National Mtg. Assoc. 6.50% due 12/15/28	56,826	59,488
Government National Mtg. Assoc. 6.50% due 12/15/28	78,658	82,348
Government National Mtg. Assoc. 6.50% due 12/15/28	95,631	100,111
Government National Mtg. Assoc. 6.50% due 12/15/28	112,111	117,364
Government National Mtg. Assoc. 6.50% due 01/15/29	12,760	13,349
Government National Mtg. Assoc. 6.50% due 01/15/29	24,130	25,244
Government National Mtg. Assoc. 6.50% due 01/15/29	24,286	25,407
Government National Mtg. Assoc. 6.50% due 01/15/29	48,297	50,528
Government National Mtg. Assoc. 6.50% due 01/15/29	52,012	54,414
Government National Mtg. Assoc. 6.50% due 02/15/29	10,868	11,370
Government National Mtg. Assoc. 6.50% due 02/15/29	35,829	37,535
Government National Mtg. Assoc. 6.50% due 02/15/29	42,767	44,742
Government National Mtg. Assoc. 6.50% due 02/15/29	53,848	56,335
Government National Mtg. Assoc. 6.50% due 03/15/29	5,732	5,996
Government National Mtg. Assoc. 6.50% due 03/15/29	28,716	30,042
Government National Mtg. Assoc. 6.50% due 03/15/29	41,090	42,987
Government National Mtg. Assoc. 6.50% due 03/15/29	58,578	61,283
Government National Mtg. Assoc. 6.50% due 04/15/29	10,921	11,425
Government National Mtg. Assoc. 6.50% due 04/15/29	12,111	12,670
Government National Mtg. Assoc. 6.50% due 04/15/29	18,579	19,437
Government National Mtg. Assoc. 6.50% due 04/15/29	34,284	35,867
Government National Mtg. Assoc. 6.50% due 04/15/29	77,004	80,560
Government National Mtg. Assoc. 6.50% due 05/15/29	21,093	22,067
Government National Mtg. Assoc. 6.50% due 05/15/29	225,331	235,737
Government National Mtg. Assoc. 6.50% due 05/15/29	527,190	551,537
Government National Mtg. Assoc. 6.50% due 06/15/29	98,136	102,669
Government National Mtg. Assoc. 6.50% due 06/15/29	120,709	126,283
Government National Mtg. Assoc. 6.50% due 01/15/31	17,707	18,517
Government National Mtg. Assoc. 6.50% due 03/15/31	18,976	19,844
Government National Mtg. Assoc. 6.50% due 03/15/31	31,964	33,425
Government National Mtg. Assoc. 6.50% due 03/15/31	47,717	49,899
Government National Mtg. Assoc. 6.50% due 04/15/31	18,023	18,848
Government National Mtg. Assoc. 6.50% due 04/15/31	26,010	27,199
Government National Mtg. Assoc. 6.50% due 04/15/31	84,927	88,809
Government National Mtg. Assoc. 6.50% due 04/15/31	102,773	107,472
Government National Mtg. Assoc. 6.50% due 04/15/31	114,225	119,447
Government National Mtg. Assoc. 6.50% due 05/15/31	8,778	9,180
Government National Mtg. Assoc. 6.50% due 05/15/31	23,157	24,215
Government National Mtg. Assoc. 6.50% due 05/15/31	37,145	38,843
Government National Mtg. Assoc. 6.50% due 05/15/31	47,719	49,901
Government National Mtg. Assoc. 6.50% due 05/15/31	60,574	63,346
Government National Mtg. Assoc. 6.50% due 05/15/31	93,108	97,365
Government National Mtg. Assoc. 6.50% due 05/15/31	214,942	224,769
Government National Mtg. Assoc. 6.50% due 05/15/31	222,812	232,999
Government National Mtg. Assoc. 6.50% due 05/15/31	330,911	346,039
Government National Mtg. Assoc. 6.50% due 06/15/31	17,599	18,404
Government National Mtg. Assoc. 6.50% due 06/15/31	116,144	121,454
Government National Mtg. Assoc. 6.50% due 06/15/31	131,679	137,699
Government National Mtg. Assoc. 6.50% due 06/15/31	638,313	667,494
Government National Mtg. Assoc. 6.50% due 07/15/31	19,849	20,756
Government National Mtg. Assoc. 6.50% due 07/15/31	56,004	58,564
Government National Mtg. Assoc. 6.50% due 07/15/31	67,695	70,790
Government National Mtg. Assoc. 6.50% due 07/15/31	493,329	515,882
Government National Mtg. Assoc. 6.50% due 08/15/31	52,520	54,921
Government National Mtg. Assoc. 6.50% due 08/15/31	86,268	90,212

Government National Mtg. Assoc. 6.50% due 08/15/31	339,983	355,526
Government National Mtg. Assoc. 6.50% due 09/15/31	28,883	30,204
Government National Mtg. Assoc. 6.50% due 09/15/31	100,910	105,523
Government National Mtg. Assoc. 6.50% due 09/15/31	180,910	189,180
Government National Mtg. Assoc. 6.50% due 09/15/31	206,574	216,017
Government National Mtg. Assoc. 6.50% due 09/15/31	241,022	252,041
Government National Mtg. Assoc. 6.50% due 09/15/31	250,040	261,472
Government National Mtg. Assoc. 6.50% due 10/15/31	14,933	15,615
Government National Mtg. Assoc. 6.50% due 10/15/31	43,972	45,982
Government National Mtg. Assoc. 6.50% due 10/15/31	52,348	54,741
Government National Mtg. Assoc. 6.50% due 10/15/31	75,285	78,726
Government National Mtg. Assoc. 6.50% due 10/15/31	86,955	90,931
Government National Mtg. Assoc. 6.50% due 10/15/31	123,695	129,350
Government National Mtg. Assoc. 6.50% due 10/15/31	137,356	143,636
Government National Mtg. Assoc. 6.50% due 10/15/31	148,461	155,248
Government National Mtg. Assoc. 6.50% due 10/15/31	183,315	191,706
Government National Mtg. Assoc. 6.50% due 10/15/31	266,766	278,961
Government National Mtg. Assoc. 6.50% due 10/15/31	349,338	365,307
Government National Mtg. Assoc. 6.50% due 11/15/31	124,949	130,661
Government National Mtg. Assoc. 6.50% due 11/15/31	143,790	150,363
Government National Mtg. Assoc. 6.50% due 11/15/31	226,833	237,204
Government National Mtg. Assoc. 6.50% due 12/15/31	17,732	18,543
Government National Mtg. Assoc. 6.50% due 12/15/31	65,847	68,857
Government National Mtg. Assoc. 6.50% due 12/15/31	100,458	105,051
Government National Mtg. Assoc. 6.50% due 12/15/31	163,280	170,744
Government National Mtg. Assoc. 6.50% due 12/15/31	2,521,632	2,636,911
Government National Mtg. Assoc. 6.50% due 01/15/32	50,156	52,450
Government National Mtg. Assoc. 6.50% due 01/15/32	78,176	81,752
Government National Mtg. Assoc. 6.50% due 01/15/32	78,546	82,138
Government National Mtg. Assoc. 6.50% due 01/15/32	164,057	171,559
Government National Mtg. Assoc. 6.50% due 01/15/32	187,670	196,252
Government National Mtg. Assoc. 6.50% due 01/15/32	196,603	205,594
Government National Mtg. Assoc. 6.50% due 01/15/32	503,326	526,345
Government National Mtg. Assoc. 6.50% due 01/15/32	937,674	980,557
Government National Mtg. Assoc. 6.50% due 02/15/32	37,461	39,174
Government National Mtg. Assoc. 6.50% due 02/15/32	156,238	163,383
Government National Mtg. Assoc. 6.50% due 02/15/32	208,994	218,552
Government National Mtg. Assoc. 6.50% due 02/15/32	381,821	399,282
Government National Mtg. Assoc. 6.50% due 02/15/32	457,888	478,829
Government National Mtg. Assoc. 6.50% due 03/15/32	11,715	12,250
Government National Mtg. Assoc. 6.50% due 03/15/32	200,156	209,310
Government National Mtg. Assoc. 6.50% due 03/15/32	283,605	296,574
Government National Mtg. Assoc. 6.50% due 04/15/32	18,254	19,088
Government National Mtg. Assoc. 6.50% due 04/15/32	22,659	23,695
Government National Mtg. Assoc. 6.50% due 04/15/32	60,427	63,191
Government National Mtg. Assoc. 6.50% due 04/15/32	86,703	90,668
Government National Mtg. Assoc. 6.50% due 04/15/32	91,788	95,985
Government National Mtg. Assoc. 6.50% due 04/15/32	156,930	164,107
Government National Mtg. Assoc. 6.50% due 04/15/32	243,185	254,307
Government National Mtg. Assoc. 6.50% due 04/15/32	264,884	276,998
Government National Mtg. Assoc. 6.50% due 05/15/32	38,469	40,229
Government National Mtg. Assoc. 6.50% due 05/15/32	86,621	90,583
Government National Mtg. Assoc. 6.50% due 05/15/32	113,997	119,211
Government National Mtg. Assoc. 6.50% due 05/15/32	131,066	137,060
Government National Mtg. Assoc. 6.50% due 05/15/32	206,189	215,619
Government National Mtg. Assoc. 6.50% due 05/15/32	288,853	302,062
Government National Mtg. Assoc. 6.50% due 05/15/32	373,465	390,545
Government National Mtg. Assoc. 6.50% due 05/15/32	595,107	622,322
Government National Mtg. Assoc. 6.50% due 05/15/32	728,308	761,615
Government National Mtg. Assoc. 7.00% due 03/15/09	7,788	8,124
Government National Mtg. Assoc. 7.00% due 06/15/09	13,127	13,693
Government National Mtg. Assoc. 7.00% due 09/15/10	9,513	9,963
Government National Mtg. Assoc. 7.00% due 01/15/11	8,813	9,258
Government National Mtg. Assoc. 7.00% due 01/15/11	32,841	34,503
Government National Mtg. Assoc. 7.00% due 03/15/11	2,217	2,329
Government National Mtg. Assoc. 7.00% due 03/15/11	66,225	69,576
Government National Mtg. Assoc. 7.00% due 04/15/11	11,966	12,571
Government National Mtg. Assoc. 7.00% due 04/15/11	33,476	35,169
Government National Mtg. Assoc. 7.00% due 05/15/11	2,247	2,361

Government National Mtg. Assoc. 7.00% due 05/15/11	2,969	3,119
Government National Mtg. Assoc. 7.00% due 05/15/11	26,302	27,633
Government National Mtg. Assoc. 7.00% due 05/15/11	30,526	32,071
Government National Mtg. Assoc. 7.00% due 07/15/11	2,305	2,422
Government National Mtg. Assoc. 7.00% due 07/15/11	54,139	56,878
Government National Mtg. Assoc. 7.00% due 07/15/11	62,070	65,211
Government National Mtg. Assoc. 7.00% due 08/15/11	26,954	28,318
Government National Mtg. Assoc. 7.00% due 09/15/11	927	974
Government National Mtg. Assoc. 7.00% due 09/15/11	27,793	29,199
Government National Mtg. Assoc. 7.00% due 09/15/11	110,305	115,887
Government National Mtg. Assoc. 7.00% due 11/15/11	33,532	35,228
Government National Mtg. Assoc. 7.00% due 12/15/11	2,770	2,910
Government National Mtg. Assoc. 7.00% due 12/15/11	13,045	13,705
Government National Mtg. Assoc. 7.00% due 12/15/11	15,998	16,807
Government National Mtg. Assoc. 7.00% due 12/15/11	35,059	36,833
Government National Mtg. Assoc. 7.00% due 12/15/11	68,234	71,687
Government National Mtg. Assoc. 7.00% due 01/15/12	25,243	26,607
Government National Mtg. Assoc. 7.00% due 01/15/12	202,123	213,049
Government National Mtg. Assoc. 7.00% due 12/15/12	46,751	49,278
Government National Mtg. Assoc. 7.00% due 11/15/23	2,294	2,438
Government National Mtg. Assoc. 7.00% due 12/15/23	64,285	68,318
Government National Mtg. Assoc. 7.00% due 11/15/27	7,334	7,769
Government National Mtg. Assoc. 7.00% due 11/15/27	65,432	69,315
Government National Mtg. Assoc. 7.00% due 12/15/27	4,500	4,767
Government National Mtg. Assoc. 7.00% due 12/15/27	7,523	7,969
Government National Mtg. Assoc. 7.00% due 01/15/28	11,977	12,682
Government National Mtg. Assoc. 7.00% due 01/15/28	74,071	78,433
Government National Mtg. Assoc. 7.00% due 01/15/28	80,438	85,175
Government National Mtg. Assoc. 7.00% due 02/15/28	44,334	46,944
Government National Mtg. Assoc. 7.00% due 02/15/28	94,820	100,404
Government National Mtg. Assoc. 7.00% due 04/15/28	30,889	32,708
Government National Mtg. Assoc. 7.00% due 04/15/28	46,018	48,728
Government National Mtg. Assoc. 7.00% due 04/15/28	64,584	68,387
Government National Mtg. Assoc. 7.00% due 04/15/28	149,371	158,167
Government National Mtg. Assoc. 7.00% due 05/15/28	25,877	27,401
Government National Mtg. Assoc. 7.00% due 05/15/28	62,289	65,957
Government National Mtg. Assoc. 7.00% due 05/15/28	67,690	71,676
Government National Mtg. Assoc. 7.00% due 06/15/28	43,730	46,305
Government National Mtg. Assoc. 7.00% due 06/15/28	101,155	107,112
Government National Mtg. Assoc. 7.00% due 07/15/28	5,279	5,589
Government National Mtg. Assoc. 7.00% due 07/15/28	5,546	5,873
Government National Mtg. Assoc. 7.00% due 07/15/28	47,430	50,223
Government National Mtg. Assoc. 7.00% due 07/15/28	127,185	134,675
Government National Mtg. Assoc. 7.00% due 07/15/28	192,076	203,387
Government National Mtg. Assoc. 7.00% due 08/15/28	37,553	39,764
Government National Mtg. Assoc. 7.00% due 08/15/28	69,003	73,066
Government National Mtg. Assoc. 7.00% due 08/15/28	71,643	75,861
Government National Mtg. Assoc. 7.00% due 08/15/28	72,377	76,639
Government National Mtg. Assoc. 7.00% due 09/15/28	23,484	24,866
Government National Mtg. Assoc. 7.00% due 09/15/28	38,231	40,482
Government National Mtg. Assoc. 7.00% due 09/15/28	53,388	56,531
Government National Mtg. Assoc. 7.00% due 10/15/28	58,489	61,933
Government National Mtg. Assoc. 7.00% due 11/15/28	44,279	46,887
Government National Mtg. Assoc. 7.00% due 11/15/28	118,845	125,844
Government National Mtg. Assoc. 7.00% due 12/15/28	27,722	29,354
Government National Mtg. Assoc. 7.00% due 03/15/29	22,176	23,475
Government National Mtg. Assoc. 7.00% due 04/15/29	14,469	15,316
Government National Mtg. Assoc. 7.00% due 04/15/29	15,364	16,264
Government National Mtg. Assoc. 7.00% due 04/15/29	74,903	79,291
Government National Mtg. Assoc. 7.00% due 05/15/29	50,184	53,124
Government National Mtg. Assoc. 7.00% due 07/15/29	53,703	56,849
Government National Mtg. Assoc. 7.00% due 09/15/29	68,337	72,340
Government National Mtg. Assoc. 7.00% due 09/15/29	178,167	188,605
Government National Mtg. Assoc. 7.00% due 10/15/29	6,870	7,272
Government National Mtg. Assoc. 7.00% due 10/15/29	82,556	87,392
Government National Mtg. Assoc. 7.00% due 12/15/29	353,698	374,463
Government National Mtg. Assoc. 7.00% due 10/15/31	44,384	46,929
Government National Mtg. Assoc. 7.00% due 04/15/32	93,060	98,390
Government National Mtg. Assoc. 7.50% due 01/15/22	396	428

Government National Mtg. Assoc. 7.50% due 01/15/22	1,134	1,225
Government National Mtg. Assoc. 7.50% due 11/15/22	5,833	6,300
Government National Mtg. Assoc. 7.50% due 01/15/23	6,327	6,830
Government National Mtg. Assoc. 7.50% due 01/15/23	77,891	84,091
Government National Mtg. Assoc. 7.50% due 02/15/23	350	377
Government National Mtg. Assoc. 7.50% due 02/15/23	915	988
Government National Mtg. Assoc. 7.50% due 03/15/23	1,292	1,395
Government National Mtg. Assoc. 7.50% due 03/15/23	1,574	1,699
Government National Mtg. Assoc. 7.50% due 03/15/23	59,421	64,151
Government National Mtg. Assoc. 7.50% due 04/15/23	928	1,002
Government National Mtg. Assoc. 7.50% due 05/15/23	1,709	1,845
Government National Mtg. Assoc. 7.50% due 05/15/23	9,864	10,649
Government National Mtg. Assoc. 7.50% due 06/15/23	459	495
Government National Mtg. Assoc. 7.50% due 06/15/23	845	913
Government National Mtg. Assoc. 7.50% due 07/15/23	444	480
Government National Mtg. Assoc. 7.50% due 07/15/23	5,534	5,974
Government National Mtg. Assoc. 7.50% due 07/15/23	53,083	57,309
Government National Mtg. Assoc. 7.50% due 07/15/23	57,367	61,934
Government National Mtg. Assoc. 7.50% due 08/15/23	846	914
Government National Mtg. Assoc. 7.50% due 10/15/23	2,475	2,672
Government National Mtg. Assoc. 7.50% due 10/15/23	3,395	3,666
Government National Mtg. Assoc. 7.50% due 10/15/23	519,219	560,551
Government National Mtg. Assoc. 7.50% due 11/15/23	42,785	46,191
Government National Mtg. Assoc. 7.50% due 05/15/24	11,521	12,415
Government National Mtg. Assoc. 7.50% due 11/15/25	29,543	31,792
Government National Mtg. Assoc. 7.50% due 11/15/25	32,537	35,013
Government National Mtg. Assoc. 7.50% due 11/15/25	33,796	36,369
Government National Mtg. Assoc. 7.50% due 11/15/25	36,172	38,925
Government National Mtg. Assoc. 7.50% due 11/15/25	46,352	49,880
Government National Mtg. Assoc. 7.50% due 11/15/25	64,086	68,964
Government National Mtg. Assoc. 7.50% due 11/15/25	66,306	71,353
Government National Mtg. Assoc. 7.50% due 11/15/25	71,337	76,767
Government National Mtg. Assoc. 7.50% due 11/15/25	77,012	82,875
Government National Mtg. Assoc. 7.50% due 11/15/25	88,756	95,512
Government National Mtg. Assoc. 7.50% due 11/15/25	88,854	95,618
Government National Mtg. Assoc. 7.50% due 12/15/25	19,104	20,558
Government National Mtg. Assoc. 7.50% due 12/15/25	30,571	32,898
Government National Mtg. Assoc. 7.50% due 12/15/25	32,162	34,610
Government National Mtg. Assoc. 7.50% due 12/15/25	55,548	59,777
Government National Mtg. Assoc. 7.50% due 12/15/25	61,540	66,225
Government National Mtg. Assoc. 7.50% due 12/15/25	80,331	86,446
Government National Mtg. Assoc. 7.50% due 12/15/25	81,125	87,300
Government National Mtg. Assoc. 7.50% due 12/15/25	91,234	98,178
Government National Mtg. Assoc. 7.50% due 12/15/25	94,174	101,343
Government National Mtg. Assoc. 7.50% due 12/15/25	133,812	143,998
Government National Mtg. Assoc. 7.50% due 12/15/25	141,409	152,174
Government National Mtg. Assoc. 7.50% due 12/15/25	213,086	229,307
Government National Mtg. Assoc. 7.50% due 03/15/27	900,769	967,857
Government National Mtg. Assoc. 7.50% due 10/15/27	522,514	561,430
Government National Mtg. Assoc. 7.50% due 11/15/27	167,497	179,972
Government National Mtg. Assoc. 7.50% due 02/15/29	2,296	2,463
Government National Mtg. Assoc. 7.50% due 04/15/29	23,338	25,041
Government National Mtg. Assoc. 7.50% due 04/15/29	59,332	63,661
Government National Mtg. Assoc. 7.50% due 06/15/29	12,667	13,592
Government National Mtg. Assoc. 7.50% due 07/15/29	2,833	3,039
Government National Mtg. Assoc. 7.50% due 07/15/29	28,918	31,028
Government National Mtg. Assoc. 7.50% due 07/15/29	144,243	154,768
Government National Mtg. Assoc. 7.50% due 08/15/29	1,478	1,586
Government National Mtg. Assoc. 7.50% due 08/15/29	166,121	178,243
Government National Mtg. Assoc. 7.50% due 08/15/29	242,055	259,717
Government National Mtg. Assoc. 7.50% due 09/15/29	431	462
Government National Mtg. Assoc. 7.50% due 09/15/29	7,212	7,738
Government National Mtg. Assoc. 7.50% due 09/15/29	12,132	13,018
Government National Mtg. Assoc. 7.50% due 09/15/29	17,457	18,731
Government National Mtg. Assoc. 7.50% due 09/15/29	57,713	61,924
Government National Mtg. Assoc. 7.50% due 10/15/29	53,431	57,330
Government National Mtg. Assoc. 7.50% due 10/15/29	143,439	153,905
Government National Mtg. Assoc. 7.50% due 11/15/29	3,848	4,129
Government National Mtg. Assoc. 7.50% due 11/15/29	14,916	16,005

Government National Mtg. Assoc. 7.50% due 11/15/29	70,186	75,307
Government National Mtg. Assoc. 7.50% due 11/15/29	132,124	141,765
Government National Mtg. Assoc. 8.00% due 09/15/29	20,236	21,820
Government National Mtg. Assoc. 8.00% due 10/15/29	3,368	3,632
Government National Mtg. Assoc. 8.00% due 11/15/29	10,670	11,505
Government National Mtg. Assoc. 8.00% due 12/15/29	7,023	7,573
Government National Mtg. Assoc. 8.00% due 12/15/29	24,893	26,841
Government National Mtg. Assoc. 8.00% due 12/15/29	31,015	33,442
Government National Mtg. Assoc. 8.00% due 01/15/30	6,821	7,354
Government National Mtg. Assoc. 8.00% due 01/15/30	17,732	19,119
Government National Mtg. Assoc. 8.00% due 01/15/30	21,334	23,002
Government National Mtg. Assoc. 8.00% due 01/15/30	28,507	30,736
Government National Mtg. Assoc. 8.00% due 01/15/30	31,597	34,067
Government National Mtg. Assoc. 8.00% due 01/15/30	41,980	45,262
Government National Mtg. Assoc. 8.00% due 03/15/30	1,895	2,043
Government National Mtg. Assoc. 8.00% due 04/15/30	3,730	4,022
Government National Mtg. Assoc. 8.00% due 04/15/30	7,308	7,879
Government National Mtg. Assoc. 8.00% due 04/15/30	10,717	11,555
Government National Mtg. Assoc. 8.00% due 04/15/30	17,225	18,572
Government National Mtg. Assoc. 8.00% due 04/15/30	17,916	19,316
Government National Mtg. Assoc. 8.00% due 04/15/30	19,908	21,464
Government National Mtg. Assoc. 8.00% due 04/15/30	31,048	33,475
Government National Mtg. Assoc. 8.00% due 04/15/30	38,582	41,598
Government National Mtg. Assoc. 8.00% due 04/15/30	162,015	174,682
Government National Mtg. Assoc. 8.00% due 05/15/30	2,072	2,234
Government National Mtg. Assoc. 8.00% due 05/15/30	29,597	31,911
Government National Mtg. Assoc. 8.00% due 06/15/30	1,595	1,720
Government National Mtg. Assoc. 8.00% due 06/15/30	7,045	7,596
Government National Mtg. Assoc. 8.00% due 06/15/30	14,409	15,535
Government National Mtg. Assoc. 8.00% due 06/15/30	60,240	64,949
Government National Mtg. Assoc. 8.00% due 07/15/30	484	522
Government National Mtg. Assoc. 8.00% due 07/15/30	16,124	17,385
Government National Mtg. Assoc. 8.00% due 07/15/30	18,996	20,481
Government National Mtg. Assoc. 8.00% due 08/15/30	14,961	16,131
Government National Mtg. Assoc. 8.00% due 08/15/30	20,747	22,369
Government National Mtg. Assoc. 8.00% due 08/15/30	58,618	63,201
Government National Mtg. Assoc. 8.00% due 09/15/30	30,100	32,453
Government National Mtg. Assoc. 8.00% due 09/15/30	52,267	56,354
Government National Mtg. Assoc. 8.00% due 10/15/30	29,952	32,294
Government National Mtg. Assoc. 8.00% due 10/15/30	43,843	47,271
Government National Mtg. Assoc. 8.00% due 11/15/30	11,058	11,922
Government National Mtg. Assoc. 8.00% due 11/15/30	18,385	19,822
Government National Mtg. Assoc. 8.00% due 12/15/30	15,882	17,123
Government National Mtg. Assoc. 8.00% due 02/15/31	21,814	23,518
Government National Mtg. Assoc. 8.00% due 02/15/31	185,434	199,925
Government National Mtg. Assoc. 8.00% due 03/15/31	137,273	148,001
Government National Mtg. Assoc. 10.00% due 01/20/14	7,007	7,762
Government National Mtg. Assoc. 10.00% due 03/20/14	7,321	8,110
Government National Mtg. Assoc. 10.00% due 06/20/14	2,704	2,996
Government National Mtg. Assoc. 10.00% due 07/20/14	20,133	22,304
Government National Mtg. Assoc. 10.00% due 04/20/16	55,335	61,649
Government National Mtg. Assoc. 10.00% due 05/20/16	25,744	28,681
Government National Mtg. Assoc. 10.00% due 08/20/16	4,873	5,429
Government National Mtg. Assoc. 10.00% due 01/20/17	16,085	17,979
Government National Mtg. Assoc. 10.00% due 02/20/17	29,421	32,885
Government National Mtg. Assoc. 10.00% due 03/20/17	14,854	16,537
Government National Mtg. Assoc. 12.00% due 01/20/16	672	752
Government National Mtg. Assoc. 12.75% due 07/15/14	36,598	41,125
Government National Mtg. Assoc. 13.50% due 09/20/14	2,403	2,732

		372,979,931

U.S. GOVERNMENT OBLIGATIONS — 26.4%
United States Treasury Bonds 5.38% due 02/15/31	49,200,000	53,622,244
United States Treasury Notes 1.50% due 03/31/06(4)	60,000,000	58,863,300
United States Treasury Notes 2.00% due 05/15/06	55,550,000	54,629,981
United States Treasury Notes 2.25% due 02/15/07	72,050,000	70,085,484
United States Treasury Notes 3.50% due 11/15/06	5,250,000	5,233,594

		242,434,603

UTILITIES — 0.4%
BellSouth Corp. 6.55% due 06/15/34	3,000,000	3,210,105

TOTAL BONDS & NOTES (cost $784,810,261)		788,087,804

Foreign Bonds & Notes — 3.1%

CONSUMER STAPLES — 1.1%
Coca-Cola HBC Finance BV 5.13% due 09/17/13	5,000,000	5,021,980
Diageo Capital, PLC 6.13% due 08/15/05	5,000,000	5,052,905

		10,074,885

FINANCE — 0.4%
Axa 8.60% due 12/15/30	3,000,000	3,935,016

FOREIGN GOVERNMENT BONDS — 0.5%
Province of British Colombia 4.63% due 10/03/06	5,000,000	5,060,895

INDUSTRIAL & COMMERCIAL — 0.4%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	3,839,437	4,000,309

UTILITIES — 0.7%
Hydro-Quebec, Series HY 8.40% due 01/15/22	5,000,000	6,819,895

TOTAL FOREIGN BONDS & NOTES (cost $27,108,979)		29,891,000

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $859,322,055)		864,642,958

Repurchase Agreement — 4.5%

UBS Securities, LLC Joint Repurchase Agreement (1)(4) (cost $41,140,000)	41,140,000	41,140,000

TOTAL INVESTMENTS — (cost $900,462,055)@	98.8%	905,782,958
Other assets less liabilities—	1.2	10,973,602

NET ASSETS —	100.0%	$916,756,560

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $9,872,774 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	Commercial Mortgage-Backed Security
(3)	Collateralized Mortgage Obligation
(4)	The security or a portion thereof represents collateral for open futures contracts.
Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	March 31, 2005	(Depreciation)

404 Short	US Treasury 10 Yr Note	June 2005	$44,368,545	$44,143,315	$225,230

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO

Investment Portfolio — March 31, 2005
(unaudited)

Common Stock — 59.4%	Shares/
	Principal	Value
	Amount	(Note 1)
CONSUMER DISCRETIONARY — 3.6%
Apparel & Textiles — 0.3%
Columbia Sportswear Co.†	2,100	$111,783
Jones Apparel Group, Inc.	16,100	539,189
Kellwood Co.	3,200	92,128
NIKE, Inc., Class B	10,800	899,748

Automotive — 0.8%
Copart, Inc.	800	18,848
General Motors Corp.	15,600	458,484
Magna International, Inc., Class A	20,800	1,391,520
PACCAR, Inc.	25,725	1,862,233
Superior Industries International, Inc.	4,800	126,768
Toyota Motor Corp. Sponsored ADR	2,100	156,198

Housing & Household Durables — 0.4%
D.R. Horton, Inc.	31,733	927,873
KB Home Corp.	2,100	246,666
Monaco Coach Corp.	13,100	211,565
Simpson Manufacturing Co., Inc.	9,000	278,100

Retail — 2.1%
Blockbuster, Inc., Class B	10,900	91,124
Blue Nile, Inc.†	1,600	44,240
Costco Wholesale Corp.	50,600	2,235,508
Gap, Inc.	71,000	1,550,640
Kohl’s Corp.†	12,000	619,560
May Department Stores Co.	15,400	570,108
Movie Gallery, Inc.	8,700	249,516
Neiman Marcus Group, Inc., Class A	25,600	2,342,656
Restoration Hardware, Inc.†	2,000	11,400
Saks, Inc.†	4,600	83,030
Tiffany & Co.	49,100	1,694,932
United Natural Foods, Inc.†	100	2,863
Wal-Mart de Mexico SA de CV ADR	21,300	742,305

		17,558,985

CONSUMER STAPLES — 4.3%
Food, Beverage & Tobacco — 1.9%
Altria Group, Inc.	11,400	745,446
Connors Bros. Income Fund (6)	13,400	201,050
Dean Foods Co.†	6,400	219,520
Diageo, PLC Sponsored ADR	11,400	648,660
Fresh Del Monte Produce, Inc.	5,500	167,860
Hershey Foods Corp.	9,900	598,554
John B. Sanfilippo & Son, Inc.†	5,600	137,648
Kroger Co.†	178,100	2,854,943
National Beverage Corp.†	2,000	16,300
PepsiCo, Inc.	60,900	3,229,527
SunOpta, Inc.†	24,700	125,970

Household & Personal Products — 2.4%
Avon Products, Inc.	115,200	4,946,688
Central Garden & Pet Co.†	3,200	140,352
Clorox Co.	3,300	207,867
Estee Lauder Cos., Inc., Class A	31,200	1,403,376
HNI Corp.	15,800	710,210
Jarden Corp.†	3,600	165,168

Kimberly-Clark Corp.	28,400	1,866,732
Lennox International, Inc.	5,600	122,752
Procter & Gamble Co.	42,400	2,247,200

		20,755,823

EDUCATION — 0.5%
Education — 0.5%
Apollo Group, Inc., Class †	34,000	2,518,040

ENERGY — 6.4%
Energy Services — 3.2%
Baker Hughes, Inc.	35,500	1,579,395
FPL Group, Inc.	106,800	4,288,020
GlobalSantaFe Corp.	9,400	348,176
Nabors Industries, Ltd.†	40,100	2,371,514
Pinnacle West Capital Corp.	60,800	2,584,608
Schlumberger, Ltd.	37,100	2,614,808
Tesoro Petroleum Corp.†	12,500	462,750
Tidewater, Inc.	16,800	652,848
Valero Energy Corp.	9,782	716,727

Energy Sources — 3.2%
Apache Corp.	6,000	367,380
Bonavista Energy Trust (6)	7,200	179,330
BP, PLC Sponsored ADR	56,100	3,500,640
ChevronTexaco Corp.	20,700	1,207,017
Cimarex Energy Co.†	11,600	452,400
Comstock Resources, Inc.†	8,900	255,786
ConocoPhillips	5,940	640,570
Encore Aquisition Co.†	3,700	152,810
Exxon Mobil Corp.	46,800	2,789,280
Headwaters, Inc.†	2,800	91,896
Hydrogenics Corp.†	27,000	117,477
Noble Energy, Inc.	10,000	680,200
Occidental Petroleum Corp.	3,600	256,212
Peyto Energy Trust (6)	2,100	89,749
Plains Exploration & Production Co.†	3,700	129,130
Royal Dutch Petroleum Co.- NY	40,000	2,401,600
St. Mary Land & Exploration Co.	4,000	200,200
Stone Energy Corp.†	4,600	223,422
Tri-Union Development Corp.†* (3)(10)	295	3
Tribo Petroleum Corp., Class A†* (3)(10)	500	5
Unocal Corp.	28,400	1,751,996
Vermilion Energy Trust (6)	10,400	174,643

		31,280,592

FINANCE — 11.5%
Banks — 4.9%
Bank of America Corp.	157,532	6,947,161
Banner Corp.	6,400	172,608
Capital Corp. of the West	2,800	130,144
City National Corp.	2,600	181,532
Dime Community Bancorp, Inc.	7,700	117,040
East-West Bancorp, Inc.	6,800	251,056
Flagstar Bancorp, Inc.	8,500	166,175
Frontier Financial Corp.	1,800	68,220
Greater Bay Bancorp	5,100	124,491
Harbor Florida Bancshares, Inc.	3,200	109,120
Key Corp.	600	19,470
North Fork Bancorp., Inc.	105,404	2,923,907
Oriental Financial Group, Inc.	7,960	186,423

Pacific Capital Bancorp	1,866	55,570
TCF Financial Corp.	71,500	1,941,225
U.S. Bancorp	34,800	1,002,936
UCBH Holdings, Inc.	900	35,910
USB Holding Co., Inc.	5,750	127,593
Wachovia Corp.	56,800	2,891,688
Washington Federal, Inc.	43,059	1,003,705
Wells Fargo & Co.	85,165	5,092,867

Financial Services — 3.3%
A.G. Edwards, Inc.	15,100	676,480
Allied Capital Corp.	11,500	300,150
Charles Schwab Corp.	23,300	244,883
Citigroup, Inc.	99,600	4,476,024
Countrywide Financial Corp.	24,700	801,762
Franklin Resources, Inc.	9,200	631,580
Freddie Mac	65,200	4,120,640
J.P. Morgan Chase & Co.	112,500	3,892,500
Morgan Stanley	11,700	669,825
Piper Jaffray Cos., Inc.†	400	14,636
T. Rowe Price Group, Inc.	5,300	314,714
United PanAm Financial Corp.†	600	12,234

Insurance — 3.3%
ACE, Ltd.	61,100	2,521,597
AFLAC, Inc.	22,300	830,898
Allstate Corp.	121,500	6,568,290
Ambac Financial Group, Inc.	6,900	515,775
Fidelity National Financial, Inc.	41,728	1,374,520
HCC Insurance Holdings, Inc.	41,600	1,504,256
MGIC Investment Corp.	7,901	487,255
Navigators Group, Inc.†	6,700	222,072
PMI Group, Inc.	8,635	328,216
RenaissanceRe Holdings, Ltd.	1,700	79,390
StanCorp Financial Group, Inc.	4,700	398,466
Stewart Information Services Corp.	4,200	157,584
Universal American Financial Corp.†	10,800	186,840
XL Capital, Ltd., Class A	11,900	861,203

		55,740,631

HEALTHCARE — 7.1%
Drugs — 3.6%
Abbott Laboratories	16,350	762,237
Allergan, Inc.	4,300	298,721
AmerisourceBergen Corp.	3,500	200,515
Amgen, Inc.†	5,400	314,334
Amylin Pharmaceuticals, Inc.†	1,200	20,988
Andrx Corp.†	19,000	430,730
Antigenics, Inc.†	9,200	61,640
Bradley Pharmaceuticals, Inc.†	15,300	146,268
Bristol-Myers Squibb Co.	65,300	1,662,538
Cardinal Health, Inc.	54,100	3,018,780
Corixa Corp.†	42,000	128,940
CV Therapeutics, Inc.	400	8,144
Dendreon Corp.†	13,100	71,395
Eden Bioscience Corp.†	8,100	5,265
Express Scripts, Inc.†	15,300	1,334,007
Gene Logic, Inc.†	41,700	130,938
ICOS Corp.†	6,100	137,006
Kos Pharmaceuticals, Inc.	5,600	233,408
Lannett Company, Inc.†	4,000	25,200
Merck & Co., Inc.	34,400	1,113,528
Mylan Laboratories, Inc.	37,800	669,816
Neose Technologies, Inc.†	5,800	14,964
Pain Therapeutics, Inc.†	5,000	25,400

Pfizer, Inc.	148,700	3,906,349
Pharmacyclics, Inc.†	9,000	72,270
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	84,600	2,622,600
Watson Pharmaceuticals, Inc.†	7,300	224,329
Zymogenetics, Inc.†	4,301	65,633

Health Services — 1.2%
Caremark Rx, Inc.†	3,000	119,340
Covance, Inc.†	31,000	1,475,910
HCA, Inc.	17,000	910,690
Health Net, Inc.†	2,000	65,420
IMS Health, Inc.	58,601	1,429,278
Kindred Healthcare, Inc.†	4,600	161,460
Neurocrine Biosciences, Inc.†	1,700	64,702
Owens & Minor, Inc.	6,000	162,900
ResMed, Inc.†	2,700	152,280
Universal Health Services, Inc., Class B	14,600	765,040
VCA Antech, Inc.†	2,800	56,644
Weight Watchers International, Inc.†	6,600	283,668

Medical Products — 2.3%
Advanced Neuromodulation Systems, Inc.†	1,000	26,810
Affymetrix, Inc.†	1,200	51,408
Applied Biosystems Group — Applera Corp.	4,700	92,778
Baxter International, Inc.	59,000	2,004,820
Becton Dickinson & Co.	7,700	449,834
Cell Genesys, Inc.†	5,100	23,103
Emisphere Technologies, Inc.†	8,600	31,562
Genentech, Inc.†	3,900	220,779
Johnson & Johnson	66,300	4,452,708
Martek Biosciences Corp.	200	11,638
Medtronic, Inc.	58,300	2,970,385
Microvision, Inc.†	9,800	57,134
OraSure Technologies, Inc.†	24,600	181,056
SonoSite, Inc.†	16,512	428,982
Varian Medical Systems, Inc.†	6,200	212,536
Zimmer Holdings, Inc.†	1,500	116,715

		34,685,523

INDUSTRIAL & COMMERCIAL — 6.4%
Aerospace & Military Technology — 1.7%
Boeing Co.	84,000	4,910,640
DRS Technologies, Inc.†	4,600	195,500
General Dynamics Corp.	4,900	524,545
Lockheed Martin Corp.	28,000	1,709,680
Northrop Grumman Corp.	16,500	890,670

Business Services — 1.5%
Acxiom Corp.	39,800	833,014
Building Materials Holding Corp.	1,200	53,376
Convergys Corp.†	6,000	89,580
Duratek, Inc.†	8,400	167,580
Euronet Worldwide, Inc.†	1,634	46,651
Fair Issac Corp.	7,450	256,578
First Consulting Group, Inc.†	2,300	11,960
First Data Corp.	99,900	3,927,069
Getty Images, Inc.†	5,300	376,883
Griffon Corp.†	6,600	141,306
Hewitt Associates, Inc., Class A†	80	2,128
Jacobs Engineering Group, Inc.†	3,000	155,760
Republic Services, Inc.	19,400	649,512
Robert Half International, Inc.	9,000	242,640
Waste Management, Inc.	14,000	403,900

Machinery — 0.3%
CARBO Ceramics, Inc.	200	14,030
Cascade Corp.	5,000	175,000
Federal Signal Corp.	21,800	330,706
Lincoln Electric Holdings, Inc.	18,600	559,488
Teleflex, Inc.	9,200	470,856

Multi-Industry — 2.3%
Avery Dennison Corp.	300	18,579
Dionex Corp.†	4,800	261,600
General Electric Co.	74,300	2,679,258
Honeywell International, Inc.	97,000	3,609,370
Tyco International, Ltd.	132,300	4,471,740

Transportation — 0.6%
A/S Dampskibsselskabet Torm ADR	6,200	331,638
Autoliv, Inc.	9,000	428,850
Expeditors International of Washington, Inc.	7,000	374,850
Genesee & Wyoming, Inc., Class A†	4,700	121,777
Greenbrier Cos., Inc.	10,300	361,427
OMI Corp.	8,600	164,690
Tenneco Automotive, Inc.	14,100	175,686
United Parcel Service, Inc., Class B	12,400	901,976

		31,040,493

INFORMATION & ENTERTAINMENT — 5.4%
Broadcasting & Media — 1.9%
Comcast Corp., Class A†	49,014	1,655,693
Comcast Corp., Special Class A†	67,200	2,244,480
Liberty Media Corp.†	184,100	1,909,117
McClatchy Co., Class A	1,100	81,576
Univision Communications, Inc., Class A†	10,000	276,900
Viacom, Inc., Class A	21,700	760,368
Viacom, Inc., Class B	50,000	1,741,500
Walt Disney Co.	9,300	267,189

Entertainment Products — 0.9%
Electronic Arts, Inc.†	1,500	77,670
Knight-Ridder, Inc.	4,000	269,000
Mattel, Inc.	177,100	3,781,085
RC2 Corp.†	4,500	153,000
Readers Digest Association, Inc.	12,500	216,375

Leisure & Tourism — 2.6%
Alaska Air Group, Inc.†	23,200	683,008
AMR Corp.†	49,600	530,720
Carmike Cinemas, Inc.	4,500	167,760
Carnival Corp.	117,200	6,072,132
Continental Airlines, Inc., Class B†	41,200	496,048
Delta Air Lines, Inc.	31,900	129,195
Harrah’s Entertainment, Inc.	14,200	917,036
Hilton Hotels Corp.	15,500	346,425
Intrawest Corp.	8,127	155,469
Mandalay Resort Group	2,100	148,029
McDonald’s Corp.	13,700	426,618
Northwest Airlines, Corp.	19,200	128,448
Papa John’s International, Inc.†	6,200	215,264
Starbucks Corp.†	7,500	387,450
Steiner Leisure, Ltd.†	1,700	55,573
West Marine, Inc.†	6,300	133,938
WestCoast Hospitality Corp.†	32,700	227,265
Yum! Brands, Inc.	27,800	1,440,318

		26,094,649

INFORMATION TECHNOLOGY — 7.7%
Communication Equipment — 0.1%
InterDigital Communications Corp.†	2,600	39,832
Nokia Oyj Sponsored ADR	38,800	598,684
REMEC, Inc.†	4,900	25,872
ViaSat, Inc.†	3,287	61,434

Computers & Business Equipment — 2.0%
Advanced Digital Information Corp.†	30,300	248,460
Diebold, Inc.	16,400	899,540
Electronics for Imaging, Inc.†	18,000	321,120
Geac Computer Corp., Ltd.†	35,800	320,768
Hewlett-Packard Co.	123,700	2,713,978
Immersion Corp.†	2,800	16,800
InFocus Corp.†	1,000	5,740
International Business Machines Corp.	47,800	4,367,964
RadiSys Corp.†	8,700	123,192
Synopsys, Inc.†	34,800	629,880

Electronics — 1.7%
Applied Materials, Inc.†	5,800	94,250
Arrow Electronics, Inc.†	11,800	299,130
Axcelis Technologies, Inc.†	18,100	132,130
Credence Systems Corp.†	29,900	236,509
Cubic Corp.	5,900	111,746
Digimarc Corp.†	8,600	52,890
Electro Scientific Industries, Inc.†	7,000	135,730
FEI Co.†	5,000	115,750
Freescale Semiconductor, Inc.†	19,764	340,929
Hutchinson Technology, Inc.†	8,100	281,718
Intel Corp.	121,200	2,815,476
KLA-Tencor Corp.†	2,300	105,823
Lattice Semiconductor Corp.†	18,700	100,419
LSI Logic Corp.†	9,000	50,310
Microchip Technology, Inc.	82,750	2,152,327
Novellus Systems, Inc.†	600	16,038
OmniVision Technologies, Inc.†	12,400	187,860
Photon Dynamics, Inc.†	4,000	76,240
Pixelworks, Inc.†	20,400	166,260
Tektronix, Inc.	20,000	490,600
Trimble Navigation, Ltd.†	800	27,048
TriQuint Semiconductor, Inc.†	13,700	46,306

Internet Content — 0.1%
aQuantive, Inc.†	2,000	22,140
Ariba, Inc.†	4,166	32,328
Art Technology Group, Inc.†	97,275	102,139
Lionbridge Technologies, Inc.†	18,770	106,801
Online Resources Corp.†	7,300	64,313
SupportSoft, Inc.†	1,900	10,032
Symantec Corp.†	500	10,665
WatchGuard Technologies, Inc.†	15,700	50,711

Software — 2.3%
Actuate Corp.†	10,600	25,440
Adobe Systems, Inc.	11,500	772,455
Ansys, Inc.†	1,000	34,210
Atari, Inc.†	73,500	232,260
BMC Software, Inc.†	53,900	808,500
Computer Associates International, Inc.	125,300	3,395,630
Microsoft Corp.	185,400	4,481,118
Nuance Communications, Inc.†	19,100	55,772
Onyx Software Corp.†	32,400	85,212
PDF Solutions, Inc.†	9,900	138,600
Quest Software, Inc.†	7,000	96,880
ScanSoft, Inc.†	12,921	48,066

Siebel Systems, Inc.†	119,100	1,087,383
SkillSoft, PLC ADR†	18,700	68,816
Sybase, Inc.†	4,100	75,686

Telecommunications — 1.5%
Asia Satellite Telecommunication Holdings, Ltd., Sponsored ADR	8,800	164,560
Cisco Systems, Inc.†	16,000	286,240
Gilat Satellite Networks, Ltd.†	2,170	14,062
Harris Corp.	20,000	653,000
Mobile Telesystems Sponsored ADR	9,200	323,748
Motorola, Inc.	160,000	2,395,200
Nextel Partners, Inc., Class A†	11,700	256,932
Primus Telecommunications Group, Inc.†	1,800	2,826
SBC Communications, Inc.	68,400	1,620,396
United States Cellular Corp.†	3,600	164,268
USA Mobility, Inc.†	5,400	174,960
Verizon Communications, Inc.	12,100	429,550
Vodafone Group, PLC Sponsored ADR	24,500	650,720

		37,350,372

MATERIALS — 1.7%
Chemicals — 0.5%
Albemarle Corp.	3,600	130,896
Cabot Corp.	19,200	641,856
Dow Chemical Co.	10,900	543,365
Lubrizol Corp.	2,800	113,792
Monsanto Co.	7,800	503,100
Valspar Corp.	14,600	679,484

Forest Products — 0.1%
Timberwest Forest Corp.(6)	11,000	134,397
Weyerhaeuser Co.	6,000	411,000

Metals & Minerals — 1.1%
Alcoa, Inc.	75,500	2,294,445
Cemex SA de CV, Sponsored ADR	16,700	605,375
Century Aluminum Co.†	6,300	190,638
Fording Canadian Coal Trust(6)	1,600	147,008
Goldcorp, Inc.	14,350	203,914
Kingsgate Consolidated, Ltd.	125,000	218,175
Liquidmetal Technologies, Inc.†	34,400	70,864
Metal Management, Inc.	9,100	233,688
Minara Resources Ltd.	137,500	213,444
Oregon Steel Mills, Inc.†	8,200	188,600
Precision Castparts Corp.	2,800	215,628
Randgold Resources, Ltd. ADR†	18,600	229,896
Schnitzer Steel Industries, Inc., Class A	10,350	349,105
Suburban Propane Partners LP(6)	3,600	123,984

		8,442,654

REAL ESTATE — 4.3%
Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities, Inc.	10,600	682,428
AMB Property Corp.	20,200	763,560
Arden Realty Group, Inc.	9,300	314,805
AvalonBay Communities, Inc.	6,900	461,541
Boston Properties, Inc.	5,500	331,265
Capital Automotive REIT	14,400	476,928
CarrAmerica Realty Corp.	11,900	375,445
Corporate Office Properties Trust	28,200	746,736
Developers Diversified Realty Corp.	17,200	683,700
Duke Realty Corp.	12,000	358,200
Entertainment Properties Trust	4,500	186,435
Equity Inns, Inc.	33,300	367,299

Equity Office Properties Trust	32,400	976,212
Equity Residential	31,100	1,001,731
Friedman, Billings, Ramsey Group, Inc., Class A	8,900	141,243
General Growth Properties, Inc.	33,900	1,155,990
Global Signal, Inc.	800	23,968
Health Care Property Investors, Inc.	85,200	1,999,644
Healthcare Realty Trust, Inc.	7,600	276,944
Hospitality Properties Trust	14,000	565,320
Host Marriott Corp.	15,700	259,992
iStar Financial, Inc.	7,500	308,850
Kimco Realty Corp.	12,800	689,920
Macerich Co.	14,300	761,904
Mills Corp.	14,000	740,600
Nationwide Health Properties, Inc.	54,400	1,099,424
Pan Pacific Retail Properties, Inc.	7,700	436,975
Plum Creek Timber Co., Inc.	24,500	874,650
ProLogis	15,500	575,050
Public Storage, Inc.	5,800	330,252
Redwood Trust, Inc.	3,200	163,776
Simon Property Group, Inc.	19,500	1,181,310
SL Green Realty Corp.	5,900	331,698
Sovran Self Storage, Inc.	2,200	87,186
United Dominion Realty Trust, Inc.	23,300	486,271
Vornado Realty Trust	5,000	346,350
Winston Hotels, Inc.	9,800	114,660

		20,678,262

UTILITIES — 0.5%
Electric Utilities — 0.5%
NiSource, Inc.	76,800	1,750,272
Southern Co.	12,700	404,241

		2,154,513

TOTAL COMMON STOCK (cost $250,871,829)		288,300,537

Asset-Backed Securities — 1.7%

FINANCE — 1.7%
Bank of America Mtg. Securities, Inc., Series 2004-4 2A1 5.50% due 05/25/34(4)	$1,732,589	1,741,707
Countrywide Home Loans, Series 2003-13T1 A1 4.00% due 08/25/33(4)	659,229	648,104
Countrywide Home Loans, Series 2003-20 A1 5.00% due 11/25/18(4)	1,145,105	1,137,604
Countrywide Home Loans, Series 2004-4 A5 5.25% due 05/25/34(4)	1,500,000	1,486,644
Credit Suisse First Boston Mtg. Securities Corp., Series 2003-8 1A1 5.75% due 04/25/33(4)	1,442,995	1,452,194
Vendee Mtg. Trust, Series 2000-3 2H 7.50% due 11/15/14(4)	1,718,000	1,771,064
WFS Financial Owner Trust, Series 2004-3 A4 3.93% due 02/17/12	250,000	246,010

TOTAL ASSET-BACKED SECURITIES (cost $8,638,988)		8,483,327

Bonds & Notes — 30.6%

CONSUMER DISCRETIONARY — 0.0%
Ford Motor Co. 6.38% due 02/01/29	200,000	164,525

CONSUMER STAPLES — 0.6%
ConAgra, Inc. 8.25% due 09/15/30	1,500,000	1,990,531
Fred Meyer, Inc. 7.45% due 03/01/08	800,000	857,329

		2,847,860

ENERGY — 1.0%
Covanta Energy Corp. 8.25% due 03/15/11	776,736	706,830
Covanta Energy Corp. Escrow 9.25% due 03/01/22†(3)(10)	1,500,000	0

Hanover Compressor Co. 4.75% due 03/15/08	750,000	724,688
Petrobas International Finance Co. 9.75% due 07/06/11	1,500,000	1,713,750
Phillips Petroleum Co. 8.75% due 05/25/10	1,250,000	1,479,222

		4,624,490

FINANCE — 2.0%
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	750,000	628,125
CIT Group, Inc. 7.38% due 04/02/07	500,000	528,742
Citigroup, Inc. 5.00% due 09/15/14	1,180,000	1,158,496
Citigroup, Inc. 6.75% due 12/01/05	250,000	254,968
DVI, Inc. 9.88% due 02/01/04†(1)(2)(3)(9)	1,450,000	116,000
Fifth Third Bank 2.70% due 01/30/07	250,000	243,760
Ford Motor Credit Co. 7.38% due 02/01/11	1,200,000	1,192,242
General Motors Acceptance Corp. 7.75% due 01/19/10	1,000,000	960,496
Goldman Sachs Group, Inc. 6.88% due 01/15/11	1,000,000	1,090,746
Jefferies Group, Inc. 7.75% due 03/15/12	500,000	562,454
Legg Mason, Inc. 6.75% due 07/02/08	500,000	533,709
Merrill Lynch & Co., Inc. 6.00% due 02/17/09	1,000,000	1,046,018
Morgan Stanley Group, Inc. 6.75% due 04/15/11	500,000	544,961
Wells Fargo & Co. 4.63% due 04/15/14	750,000	723,816

		9,584,533

HEALTHCARE — 1.2%
Cardinal Health, Inc. 6.25% due 07/15/08	225,000	234,243
Cardinal Health, Inc. 6.75% due 02/15/11	1,500,000	1,616,715
CV Therapeutics, Inc. (Convertible) 2.00% due 05/16/23	225,000	184,219
Decode Genetics, Inc. (Convertible) 3.50% due 04/15/11	500,000	414,375
HCA, Inc. 8.75% due 09/01/10	1,500,000	1,686,877
HEALTHSOUTH Corp. 7.63% due 06/01/12	750,000	720,000
Inhale Therapeutics (Convertible) 5.00% due 02/08/07	250,000	250,313
IVAX Corp. (Convertible) 4.50% due 05/15/08	750,000	750,937
Vertex Pharmaceuticals, Inc. (Convertible) 5.00% due 09/19/07	250,000	227,500

		6,085,179

INDUSTRIAL & COMMERCIAL — 0.9%
Allied Waste North America, Inc. 7.88% due 04/15/13	750,000	748,125
Great Lakes Dredge & Dock Corp. 7.75% due 12/15/13	750,000	622,500
Lockheed Martin Corp. 8.50% due 12/01/29	500,000	677,489
Norfolk Southern Corp. 7.25% due 02/15/31	750,000	899,401
Orbital Sciences Corp., Series B 9.00% due 07/15/11	300,000	329,250
Waste Management, Inc. 7.38% due 08/01/10	1,045,000	1,164,598

		4,441,363

INFORMATION & ENTERTAINMENT — 2.8%
AOL Time Warner, Inc. 7.63% due 04/15/31	200,000	234,953
Cox Enterprises, Inc. 7.88% due 09/15/10*	1,500,000	1,631,656
Frontiervision Operating Partnership LP 11.00% due 10/15/06†(2)	1,500,000	1,980,000
Northwest Airlines, Inc., Series 96-1 Pass Through 8.97% due 01/02/15	106,757	67,566
Oed Corp. 8.75% due 04/15/12	1,250,000	1,178,125
Park Place Entertainment Corp. 7.50% due 09/01/09	750,000	806,250
Park Place Entertainment Corp. 9.38% due 02/15/07	1,000,000	1,063,750
Reed Elsevier Capital, Inc. 6.75% due 08/01/11	1,000,000	1,101,327
Riviera Holdings Corp. 11.00% due 06/15/10	1,500,000	1,657,500
Southwest Airlines Co., Series 01-1 Pass Through 5.50% due 11/01/06	1,500,000	1,525,940
Tele-Communications, Inc. 7.88% due 08/01/13	500,000	583,236
United Airlines, Inc., Series 00-2 Pass Through 7.19% due 04/01/11	1,717,759	1,609,025

		13,439,328

INFORMATION TECHNOLOGY — 1.2%
BEA Systems, Inc. 4.00% due 12/15/06	750,000	739,687
Conexant Systems, Inc. (Convertible) 4.00% due 02/01/07	1,500,000	1,318,125
Electronic Data Systems Corp., Series B 6.00% due 08/01/13	500,000	511,342
Extreme Networks, Inc. (Convertible) 3.50% due 12/01/06	750,000	737,813
Qwest Services Corp. 8.88% due 03/15/12*	1,000,000	1,087,500
TriQuint Semiconductor, Inc. (Convertible) 4.00% due 03/01/07	1,250,000	1,201,562

		5,596,029

MATERIALS — 0.3%
Champion International Corp. 7.15% due 12/15/27	1,000,000	1,133,338
Jefferson Smurfit Corp. 8.25% due 10/01/12	500,000	513,750

		1,647,088

REAL ESTATE — 1.2%
Developers Diversified Realty Corp. 4.63% due 08/01/10	1,000,000	975,420
Health Care Property Investors, Inc. 6.00% due 03/01/15	750,000	774,255
Health Care Property Investors, Inc. 6.88% due 06/08/05(7)	500,000	502,913
Nationwide Health Properties, Inc., Series MTNB 7.06% due 12/05/06	2,500,000	2,575,813
Shurgard Storage Centers, Inc. 5.88% due 03/15/13	1,000,000	1,019,444

		5,847,845

U.S. GOVERNMENT AGENCIES — 15.4%
Federal Home Loan Mtg. Corp. 4.50% due 01/01/19	1,145,212	1,123,431
Federal Home Loan Mtg. Corp. 4.50% due 07/01/19	1,404,145	1,375,998
Federal Home Loan Mtg. Corp. 5.00% due 06/01/33	812,763	798,580
Federal Home Loan Mtg. Corp. 5.00% due 08/01/33	873,041	856,640
Federal Home Loan Mtg. Corp. 5.00% due 08/01/33	1,265,030	1,243,292
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	1,908,264	1,868,323
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	1,404,812	1,375,409
Federal Home Loan Mtg. Corp. 5.50% due 11/01/17	382,722	390,934
Federal Home Loan Mtg. Corp. 5.50% due 01/01/18	763,599	779,983
Federal Home Loan Mtg. Corp. 5.50% due 11/01/18	677,304	691,991
Federal Home Loan Mtg. Corp. 5.50% due 07/01/19	740,320	756,486
Federal Home Loan Mtg. Corp. 5.50% due 05/01/31	395,307	397,586
Federal Home Loan Mtg. Corp. 5.50% due 11/01/32	961,087	966,019
Federal Home Loan Mtg. Corp. 5.50% due 04/01/33	1,465,716	1,476,992
Federal Home Loan Mtg. Corp. 5.50% due 08/01/33	840,716	847,151
Federal Home Loan Mtg. Corp. 5.50% due 12/01/33	1,273,716	1,279,365
Federal Home Loan Mtg. Corp. 5.50% due 01/01/34	1,344,031	1,348,418
Federal Home Loan Mtg. Corp. 5.50% due 01/01/34	1,243,737	1,247,797
Federal Home Loan Mtg. Corp. 5.50% due 11/01/34	1,480,633	1,485,466
Federal Home Loan Mtg. Corp. 6.00% due 04/01/17	319,572	330,244
Federal Home Loan Mtg. Corp. 6.00% due 05/01/17	554,788	573,315
Federal Home Loan Mtg. Corp. 6.00% due 05/01/31	265,126	271,708
Federal Home Loan Mtg. Corp. 6.00% due 09/01/32	211,114	216,350
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	999,316	1,024,319
Federal Home Loan Mtg. Corp. 6.00% due 05/01/34	1,249,207	1,278,936
Federal Home Loan Mtg. Corp. 6.50% due 02/01/14	240,062	251,137
Federal Home Loan Mtg. Corp., Series 2449 ND 6.50% due 05/15/30(4)	1,500,000	1,541,147
Federal Home Loan Mtg. Corp. 6.50% due 01/01/32	499,373	519,117
Federal Home Loan Mtg. Corp. 7.00% due 02/01/15	58,340	61,308
Federal Home Loan Mtg. Corp. 7.00% due 03/01/15	155,004	162,888
Federal Home Loan Mtg. Corp. 7.00% due 06/01/15	66,521	69,900
Federal Home Loan Mtg. Corp. 7.00% due 12/01/15	12,986	13,646
Federal Home Loan Mtg. Corp. 7.00% due 03/01/16	166,333	174,781
Federal Home Loan Mtg. Corp. 7.00% due 02/01/27	92,776	98,077
Federal Home Loan Mtg. Corp. 7.00% due 05/01/30	279	295
Federal Home Loan Mtg. Corp. 7.00% due 01/01/32	146,822	154,729
Federal Home Loan Mtg. Corp. 7.50% due 12/01/30	16,632	17,813
Federal Home Loan Mtg. Corp. 7.50% due 12/01/30	59,357	63,573
Federal Home Loan Mtg. Corp. 7.50% due 12/01/30	83,318	89,236
Federal Home Loan Mtg. Corp. 7.50% due 01/01/31	54,174	58,022
Federal Home Loan Mtg. Corp. 7.50% due 01/01/31	138,149	147,962
Federal Home Loan Mtg. Corp. 7.50% due 01/01/31	22,165	23,740
Federal Home Loan Mtg. Corp. 7.50% due 02/01/31	42,589	45,615
Federal Home Loan Mtg. Corp. 8.00% due 08/01/30	38,736	41,688
Federal National Mtg. Assoc. 4.00% due 09/01/18	1,707,979	1,639,041
Federal National Mtg. Assoc. 4.00% due 10/01/18	4,008,494	3,846,705
Federal National Mtg. Assoc. 4.50% due 12/01/18	820,564	804,823
Federal National Mtg. Assoc. 5.00% due 01/01/18	1,628,794	1,629,681
Federal National Mtg. Assoc. 5.00% due 06/01/18	1,272,103	1,276,584
Federal National Mtg. Assoc. 5.00% due 10/01/18	1,024,919	1,025,722
Federal National Mtg. Assoc. 5.00% due 12/01/19	1,268,298	1,268,257
Federal National Mtg. Assoc. 5.00% due 06/01/34	1,162,509	1,137,313
Federal National Mtg. Assoc., Series 1993-248 SA 5.39% due 08/25/23(4)(8)	489,687	478,704
Federal National Mtg. Assoc. 5.50% due 01/01/17	631,272	646,372
Federal National Mtg. Assoc. 5.50% due 02/01/33	1,357,599	1,368,080
Federal National Mtg. Assoc. 5.50% due 05/01/33	816,301	820,069
Federal National Mtg. Assoc. 5.50% due 06/01/33	1,256,421	1,261,857
Federal National Mtg. Assoc. 5.50% due 04/01/34	1,386,211	1,389,171
Federal National Mtg. Assoc. 5.50% due 08/01/34	1,177,080	1,178,522
Federal National Mtg. Assoc. 5.50% due 09/01/34	1,309,768	1,311,464
Federal National Mtg. Assoc. 5.50% due 01/01/35	997,452	999,582
Federal National Mtg. Assoc. 5.50% due 02/01/35	996,550	998,741
Federal National Mtg. Assoc. 5.50% due 03/01/35	1,441,146	1,444,223
Federal National Mtg. Assoc. 6.00% due 08/01/18	177,077	182,616
Federal National Mtg. Assoc. 6.00% due 10/01/22	711,044	731,922
Federal National Mtg. Assoc. 6.00% due 05/01/31	171,159	175,173
Federal National Mtg. Assoc. 6.00% due 05/01/31	206,311	211,150
Federal National Mtg. Assoc. 6.00% due 08/01/31	559,484	572,607
Federal National Mtg. Assoc. 6.00% due 04/01/32	407,136	416,689
Federal National Mtg. Assoc. 6.00% due 01/01/34	814,285	832,538
Federal National Mtg. Assoc. 6.25% due 02/01/11	1,000,000	1,068,534
Federal National Mtg. Assoc. 6.50% due 06/01/19	115,012	120,035
Federal National Mtg. Assoc. 6.50% due 09/01/24	235,555	245,949
Federal National Mtg. Assoc. 6.50% due 09/01/25	35,404	36,944
Federal National Mtg. Assoc. 6.50% due 11/01/25	73,465	76,688
Federal National Mtg. Assoc. 6.50% due 02/01/26	10,283	10,724
Federal National Mtg. Assoc. 6.50% due 05/01/26	34,270	35,740
Federal National Mtg. Assoc. 6.50% due 11/01/27	2,750	2,866
Federal National Mtg. Assoc. 6.50% due 07/01/29	688,172	721,590
Federal National Mtg. Assoc. 6.50% due 07/01/31	31,123	32,371
Federal National Mtg. Assoc. 6.50% due 01/01/32	150,027	156,040
Federal National Mtg. Assoc. 6.50% due 03/01/32	412,638	429,017
Federal National Mtg. Assoc. 6.50% due 03/01/32	163,973	170,546
Federal National Mtg. Assoc. 6.50% due 04/01/32	693,820	721,360
Federal National Mtg. Assoc. 6.50% due 12/01/32	356,797	370,959
Federal National Mtg. Assoc. 6.50% due 07/01/34	797,526	829,260
Federal National Mtg. Assoc. 7.00% due 05/01/15	4,023	4,233
Federal National Mtg. Assoc. 7.00% due 12/01/15	13,518	14,225
Federal National Mtg. Assoc. 7.00% due 01/01/16	127,218	133,865
Federal National Mtg. Assoc. 7.00% due 04/01/16	51,434	54,116
Federal National Mtg. Assoc. 7.00% due 05/01/29	80,160	84,618
Federal National Mtg. Assoc. 7.00% due 09/01/29	74,201	78,350
Federal National Mtg. Assoc. 7.00% due 12/01/29	20,934	22,098
Federal National Mtg. Assoc. 7.00% due 01/01/31	28,969	30,571
Federal National Mtg. Assoc. 7.00% due 07/01/31	87,656	92,482
Federal National Mtg. Assoc., Series 2002-16 TM 7.00% due 04/25/32(4)	1,224,914	1,278,955
Federal National Mtg. Assoc. 7.50% due 11/01/30	220,055	234,561
Federal National Mtg. Assoc. 7.50% due 01/01/31	612,643	653,029
Federal National Mtg. Assoc. 7.50% due 01/01/31	208,465	223,017
Federal National Mtg. Assoc. 7.50% due 01/01/31	103,834	111,113
Federal National Mtg. Assoc. 7.50% due 01/01/31	25,640	27,438
Federal National Mtg. Assoc. 7.50% due 02/01/31	86,299	92,323
Federal National Mtg. Assoc. 7.50% due 02/01/31	10,023	10,723
Federal National Mtg. Assoc. 7.50% due 03/01/31	265,451	282,149
Federal National Mtg. Assoc. 8.00% due 01/01/16	760,682	804,699
Government National Mtg. Assoc., Series 2002-70 PA 4.50% due 08/20/32(4)	240,399	237,716
Government National Mtg. Assoc. 5.50% due 07/20/33	1,301,480	1,313,208
Government National Mtg. Assoc. 5.50% due 02/20/34	856,907	864,401
Government National Mtg. Assoc. 5.50% due 03/20/34	858,434	865,941
Government National Mtg. Assoc. 6.00% due 05/20/32	433,755	445,846
Government National Mtg. Assoc. 6.00% due 07/20/33	896,119	924,003
Government National Mtg. Assoc. 6.00% due 06/15/34	1,635,155	1,681,463
Government National Mtg. Assoc. 6.00% due 08/15/34	1,286,860	1,323,038
Government National Mtg. Assoc. 6.50% due 11/15/23	248,096	260,830
Government National Mtg. Assoc. 6.50% due 12/15/23	221,366	232,728
Government National Mtg. Assoc. 6.50% due 12/15/23	450,873	474,015
Government National Mtg. Assoc. 6.50% due 02/15/24	199,462	209,346
Government National Mtg. Assoc. 6.50% due 03/20/27	20,801	21,717
Government National Mtg. Assoc. 6.50% due 04/20/27	82,836	86,484
Government National Mtg. Assoc. 6.50% due 07/15/32	326,106	341,019
Government National Mtg. Assoc. 6.50% due 04/20/34	708,571	738,124
Government National Mtg. Assoc. 7.00% due 12/15/22	66,238	70,418
Government National Mtg. Assoc. 7.00% due 12/15/22	5,039	5,357
Government National Mtg. Assoc. 7.00% due 05/15/23	659	700
Government National Mtg. Assoc. 7.00% due 05/15/23	7,165	7,614
Government National Mtg. Assoc. 7.00% due 05/15/23	3,568	3,792
Government National Mtg. Assoc. 7.00% due 06/15/23	15,345	16,307
Government National Mtg. Assoc. 7.00% due 12/15/23	45,029	47,863
Government National Mtg. Assoc. 7.00% due 04/15/28	26,087	27,623
Government National Mtg. Assoc. 7.00% due 04/15/28	6,722	7,118
Government National Mtg. Assoc. 7.50% due 08/15/30	41,562	44,584
Government National Mtg. Assoc. 7.50% due 09/15/30	18,720	20,081
Government National Mtg. Assoc. 7.50% due 11/15/30	96,790	103,826
Government National Mtg. Assoc. 7.50% due 01/15/31	77,597	83,218

		74,906,581

U.S. GOVERNMENT OBLIGATIONS — 2.1%
United States Treasury Notes 3.38% due 11/15/08	2,000,000	1,955,156
United States Treasury Notes 3.50% due 12/15/09	1,000,000	971,367
United States Treasury Notes 4.00% due 11/15/12	3,000,000	2,928,750
United States Treasury Notes 4.25% due 08/15/14	2,500,000	2,451,562
United States Treasury Notes 4.75% due 05/15/14	2,000,000	2,037,500

		10,344,335

UTILITIES — 1.9%
Arizona Public Service Co. 6.50% due 03/01/12	1,000,000	1,090,526

El Paso Natural Gas Co. 7.50% due 11/15/26		1,800,000	1,855,325
El Paso Natural Gas Co., Series A 7.63% due 08/01/10		250,000	262,153
El Paso Natural Gas Co. 8.38% due 06/15/32		500,000	549,369
Illinois Power Co. 7.50% due 06/15/09		1,670,000	1,847,578
Metropolitan Edison Co. 4.95% due 03/15/13		500,000	489,834
Niagara Mohawk Power Corp. 7.75% due 05/15/06		1,000,000	1,041,014
Pacific Gas & Electric Co. 4.20% due 03/01/11		500,000	484,790
Public Service Co. of New Mexico 4.40% due 09/15/08		500,000	494,959
Southern Natural Gas Co. 8.00% due 03/01/32		500,000	536,834
Texas-New Mexico Power Co. 6.25% due 01/15/09		500,000	520,803

			9,173,185

TOTAL BONDS & NOTES (cost $147,090,470)			148,702,341

Foreign Bonds & Notes — 1.5%

ENERGY — 0.4%
Burlington Resources Finance Co. 6.68% due 02/15/11		1,000,000	1,086,928
Petro-Canada 4.00% due 07/15/13		1,000,000	920,299

			2,007,227

FOREIGN GOVERNMENT BONDS — 0.3%
Federal Republic of Brazil 8.00% due 04/15/14		835,598	827,242
Republic of Ecuador 7.00% due 08/15/30(5)		500,000	445,000

			1,272,242

HEALTHCARE — 0.2%
HIH Capital, Ltd. (Convertible) 7.50% due 09/25/06*		250,000	248,750
HIH Capital, Ltd. (Convertible) 7.50% due 09/25/06		500,000	497,500

			746,250

INFORMATION & ENTERTAINMENT — 0.2%
Carnival Corp. 3.75% due 11/15/07		250,000	245,692
Royal Caribbean Cruises 8.75% due 02/02/11		500,000	568,125

			813,817

INFORMATION TECHNOLOGY — 0.4%
Deutsche Telekom International 8.50% due 06/15/10		1,000,000	1,150,080
Nortel Networks Corp. 4.25% due 09/01/08		1,000,000	925,000

			2,075,080

TOTAL FOREIGN BONDS & NOTES (cost $6,368,264)			6,914,616

Rights — 0.1%†

ENERGY — 0.1%
Energy Services — 0.1%
Danielson Holding Co.*(3)(10) (cost $181,257)		39,375	584,325

Warrants — 0.0%†

INFORMATION & ENTERTAINMENT — 0.0%
Leisure & Tourism — 0.0%
Mikohn Gaming Corp. Expires 08/15/08 (strike price $4.00)*(10) (cost $13)		1,500	29,640

			613,965

Membership Interest Certificates — 0.1%

ENERGY — 0.1%
Energy Sources — 0.1%
Tex Cal Energy(3)(6)(11) (cost $434,569)		454	590,525

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $413,585,390)			453,605,311

Repurchase Agreement — 5.6%

Agreement with State Street Bank & Trust Co., bearing interest at 2.40%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $27,247,816 and collateralized by $23,740,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $27,792,940 (cost $27,246,000)		27,246,000	27,246,000

TOTAL INVESTMENTS — (cost $440,831,390)@	99.0%		480,851,311
Other assets less liabilities—	1.0		4,692,722

NET ASSETS—	100.0%		$485,544,033

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $3,581,879 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis
(1)	Company has filed Chapter 11 bankruptcy.
(2)	Bond in default
(3)	Fair valued security; See Note 1
(4)	Commercial Mortgage-Backed Security
(5)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(6)	Consists of more than one class of securities traded together as a unit.
(7)	Variable rate security- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(8)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(9)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(10)	Illiquid security
(11)	To the extent permitted by the Statement of Additional Information, the Asset Allocation Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2005, the Asset Allocation Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Value as a % of Net Assets

Tex Cal Energy	12/31/04	423	$404,966	$549,188	0.1%
Tex Cal Energy	12/31/04	31	29,603	41,337	0.0

				$590,525	0.1%

ADR — American Depository Receipt
Pass Through —	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO

Investment Portfolio — March 31, 2005
(unaudited)

Common Stock — 99.1%	Shares/
	Principal	Value
	Amount	(Note 1)
CONSUMER DISCRETIONARY — 4.2%
Apparel & Textiles — 0.6%
NIKE, Inc., Class B	1,400	$116,634

Retail — 3.6%
Lowe’s Cos., Inc.	5,000	285,450
Target Corp.	3,200	160,064
Wal-Mart Stores, Inc.	4,500	225,495

		787,643

CONSUMER STAPLES — 9.3%
Food, Beverage & Tobacco — 5.8%
Altria Group, Inc.	5,800	379,262
Coca-Cola Co.	9,100	379,197
PepsiCo, Inc.	6,000	318,180

Household & Personal Products — 3.5%
Procter & Gamble Co.	12,500	662,500

		1,739,139

ENERGY — 10.2%
Energy Services — 2.9%
GlobalSantaFe Corp.	6,200	229,648
Halliburton Co.	7,100	307,075

Energy Sources — 7.3%
ConocoPhillips	4,300	463,712
Exxon Mobil Corp.	8,000	476,800
Noble Energy, Inc.	2,900	197,258
Occidental Petroleum Corp.	3,300	234,861

		1,909,354

FINANCE — 16.0%
Banks — 4.3%
Bank of America Corp.	14,800	652,680
State Street Corp.	3,300	144,276

Financial Services — 7.9%
American Express Co.	2,600	133,562
Citigroup, Inc.	14,667	659,135
Franklin Resources, Inc.	3,800	260,870
Merrill Lynch & Co., Inc.	7,500	424,500

Insurance — 3.8%
American International Group, Inc.#	2,975	164,845
Principal Financial Group, Inc.	6,300	242,487
St. Paul Travelers Cos., Inc.	5,464	200,692
UnumProvident Corp.	6,000	102,120

		2,985,167

HEALTHCARE — 15.4%
Drugs — 10.4%
Abbott Laboratories	8,200	382,284
Amgen, Inc.†	5,200	302,692
Eli Lilly & Co.	2,900	151,090

Genzyme Corp.†	3,200	183,168
Pfizer, Inc.	12,400	325,748
Schering-Plough Corp.	17,900	324,885
Wyeth	6,200	261,516

Health Services — 1.3%
HCA, Inc.	2,100	112,497
Wellpoint, Inc.†	1,000	125,350

Medical Products — 3.7%
Baxter International, Inc.	6,600	224,268
Johnson & Johnson	1,400	94,024
Medtronic, Inc.	7,400	377,030

		2,864,552

INDUSTRIAL & COMMERCIAL — 16.0%
Aerospace & Military Technology — 4.8%
Boeing Co.	6,600	385,836
General Dynamics Corp.	1,000	107,050
United Technologies Corp.	3,900	396,474

Business Services — 3.3%
Accenture, Ltd., Class A†	4,200	101,430
First Data Corp.	6,600	259,446
Ingersoll-Rand Co., Class A	3,100	246,915

Machinery — 0.8%
Caterpillar, Inc.	1,700	155,448

Multi-Industry — 6.3%
General Electric Co.	21,500	775,290
Tyco International, Ltd.	12,000	405,600

Transportation — 0.8%
CSX Corp.	3,800	158,270

		2,991,759

INFORMATION & ENTERTAINMENT — 6.5%
Broadcasting & Media — 6.5%
Comcast Corp., Special Class A†	7,300	243,820
Time Warner, Inc.†	32,400	568,620
Viacom, Inc., Class B	11,300	393,579

		1,206,019

INFORMATION TECHNOLOGY — 15.1%
Computers & Business Equipment — 2.5%
Dell, Inc.†	12,100	464,882

Electronics — 3.1%
Analog Devices, Inc.	4,800	173,472
Intel Corp.	10,000	232,300
Texas Instruments, Inc.	6,700	170,783

Internet Content — 1.4%
Yahoo!, Inc.†	7,900	267,810

Software — 4.8%
Computer Associates International, Inc.	3,700	100,270
Microsoft Corp.	32,800	792,776

Telecommunications — 3.3%
Cisco Systems, Inc.†	18,200	325,598
Nextel Communications, Inc.†	10,500	298,410

			2,826,301

MATERIALS — 5.5%
Chemicals — 3.3%
Air Products & Chemicals, Inc.		5,000	316,450
du Pont (E.I.) de Nemours and Co.		5,900	302,316

Metals & Minerals — 2.2%
Alcoa, Inc.		7,000	212,730
Rio Tinto, PLC Sponsored ADR		1,500	194,625

			1,026,121

UTILITIES — 0.9%
Electric Utilities — 0.9%
PG&E Corp.†		4,700	160,270

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $17,121,416)			18,496,325

Repurchase Agreement — 1.0%

UBS Securities, LLC Joint Repurchase Agreement (cost $180,000)(1)		$180,000	180,000

TOTAL INVESTMENTS — (cost $17,301,416)@	100.1%		18,676,325
Liabilities in excess of other assets—	(0.1)		(23,669)

NET ASSETS—	100.0%		$18,652,656

†	Non-income producing security
#	Security represents an investment in an affiliated company; See Note 3
@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement
ADR —	American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO

Investment Portfolio — March 31, 2005
(unaudited)

Common Stock — 98.0%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 9.8%
Apparel & Textiles — 0.9%
Columbia Sportswear Co.†	79,900	$4,253,077
Liz Claiborne, Inc.	59,400	2,383,722

Automotive — 0.8%
O’Reilly Automotive, Inc.†	67,900	3,363,087
Oshkosh Truck Corp.	36,600	3,000,834

Housing & Household Durables — 0.7%
D.R. Horton, Inc.	169,900	4,967,876

Retail — 7.4%
CBRL Group, Inc.	84,600	3,493,980
CDW Corp.	55,700	3,157,076
Chico’s FAS, Inc.†	82,000	2,317,320
Christopher & Banks Corp.	48,400	851,840
Dollar Tree Stores, Inc.	104,800	3,010,904
Gap, Inc.	118,300	2,583,672
Lowe’s Cos., Inc.	184,700	10,544,523
Michaels Stores, Inc.	252,400	9,162,120
Pacific Sunwear of California, Inc.†	180,550	5,051,789
Petco Animal Supplies, Inc.†	111,280	4,096,217
Rite Aid Corp.†	628,100	2,487,276
Staples, Inc.	106,800	3,356,724
Wal-Mart Stores, Inc.	65,000	3,257,150
Yankee Candle Co., Inc.†	110,100	3,490,170

		74,829,357

CONSUMER STAPLES — 6.3%
Food, Beverage & Tobacco — 4.4%
Altria Group, Inc.	166,500	10,887,435
General Mills, Inc.	92,300	4,536,545
Kellogg Co.	90,100	3,898,627
PepsiCo, Inc.	201,100	10,664,333
Safeway, Inc.†	198,200	3,672,646

Household & Personal Products — 1.9%
Gillette Co.	97,300	4,911,704
Procter & Gamble Co.	186,200	9,868,600

		48,439,890

EDUCATION — 0.8%
Education — 0.8%
Career Education Corp.†	94,000	3,220,440
ITT Educational Services, Inc.†	66,100	3,205,850

		6,426,290

ENERGY — 9.9%
Energy Services — 2.6%
ENSCO International, Inc.	62,200	2,342,452
GlobalSantaFe Corp.	218,900	8,108,056
Schlumberger, Ltd.	132,200	9,317,456

Energy Sources — 7.3%
Chesapeake Energy Corp.	283,100	6,211,214

ConocoPhillips	129,400	13,954,496
Exxon Mobil Corp.	302,700	18,040,920
Noble Energy, Inc.	127,500	8,672,550
Petro-Canada	80,100	4,634,586
XTO Energy, Inc.	126,933	4,168,480

		75,450,210

FINANCE — 15.6%
Banks — 4.8%
Bank of America Corp.	437,600	19,298,160
Northern Trust Corp.	142,000	6,168,480
Sovereign Bancorp, Inc.	185,200	4,104,032
State Street Corp.	53,600	2,343,392
Zions Bancorp.	66,200	4,569,124

Financial Services — 7.2%
American Express Co.	61,900	3,179,803
Citigroup, Inc.	414,246	18,616,215
E*Trade Group, Inc.†	422,600	5,071,200
Federated Investors, Inc., Class B	88,300	2,499,773
Franklin Resources, Inc.	67,300	4,620,145
Freddie Mac	51,700	3,267,440
Golden West Financial Corp.	97,500	5,898,750
Merrill Lynch & Co., Inc.	214,400	12,135,040

Insurance — 3.6%
Ambac Financial Group, Inc.	43,400	3,244,150
American International Group, Inc.#	105,052	5,820,932
Arthur J. Gallagher & Co.	147,700	4,253,760
Principal Financial Group, Inc.	151,500	5,831,235
St. Paul Travelers Cos., Inc.	227,855	8,369,114

		119,290,745

HEALTHCARE — 14.7%
Drugs — 7.4%
Abbott Laboratories	262,300	12,228,426
Biovail Corp.†	205,400	3,097,432
Eli Lilly & Co.	129,200	6,731,320
Genzyme Corp.†	125,000	7,155,000
Pfizer, Inc.	309,700	8,135,819
Schering-Plough Corp.	554,700	10,067,805
Wyeth	224,300	9,460,974

Health Services — 3.2%
Coventry Health Care, Inc.†	78,000	5,314,920
HCA, Inc.	133,900	7,173,023
Health Net, Inc.†	267,400	8,746,654
Triad Hospitals, Inc.†	65,000	3,256,500

Medical Products — 4.1%
Baxter International, Inc.	166,000	5,640,680
Cooper Cos., Inc.	37,700	2,748,330
Dendrite International, Inc.†	111,300	1,562,652
Diagnostic Products Corp.	73,200	3,535,560
Edwards Lifesciences Corp.†	52,400	2,264,728
Fisher Scientific International, Inc.†	81,100	4,616,212
Medtronic, Inc.	219,400	11,178,430

		112,914,465

INDUSTRIAL & COMMERCIAL — 13.0%
Aerospace & Military Technology — 3.7%
Engineered Support Systems, Inc.	62,008	3,318,668
European Aeronautic Defense & Space Co.(Euro-clear)(2)	190,823	5,704,213

General Dynamics Corp.	48,300	5,170,515
Rockwell Collins, Inc.	78,000	3,712,020
United Technologies Corp.	98,600	10,023,676

Business Services — 3.5%
Affiliated Computer Services, Inc.†	11,200	596,288
DST Systems, Inc.†	36,800	1,699,424
Fastenal Co.	54,400	3,008,864
First Data Corp.	208,800	8,207,928
Ingersoll-Rand Co., Class A	123,900	9,868,635
Waste Connections, Inc.†	108,000	3,753,000

Machinery — 0.5%
Caterpillar, Inc.	44,100	4,032,504

Multi-Industry — 4.2%
General Electric Co.	493,600	17,799,216
Parker Hannifin Corp.	37,200	2,266,224
Tyco International, Ltd.	352,700	11,921,260

Transportation — 1.1%
CSX Corp.	109,400	4,556,510
FedEx Corp.	14,800	1,390,460
Yellow Roadway Corp.†	48,400	2,833,336

		99,862,741

INFORMATION & ENTERTAINMENT — 6.3%
Broadcasting & Media — 5.3%
Citadel Broadcasting Corp.†	265,600	3,646,688
Comcast Corp., Special Class A†	159,100	5,313,940
Lamar Advertising Co.†	138,500	5,580,165
Time Warner, Inc.†	1,085,200	19,045,260
Viacom, Inc., Class B	190,600	6,638,598

Entertainment Products — 0.7%
Electronic Arts, Inc.†	111,200	5,757,936

Leisure & Tourism — 0.3%
Harrah’s Entertainment, Inc.	40,200	2,596,116

		48,578,703

INFORMATION TECHNOLOGY — 15.1%
Communication Equipment — 0.6%
Polycom, Inc.†	273,500	4,635,825

Computers & Business Equipment — 1.4%
Dell, Inc.†	265,300	10,192,826

Electronics — 5.0%
Benchmark Electronics, Inc.†	85,800	2,731,014
Garmin Ltd.	37,600	1,741,632
Intel Corp.	280,500	6,516,015
International Rectifier Corp.†	44,200	2,011,100
Lam Research Corp.†	89,500	2,582,970
Maxim Integrated Products, Inc.	62,600	2,558,462
Sandisk Corp.†	90,600	2,518,680
Symbol Technologies, Inc.	232,100	3,363,129
Tektronix, Inc.	77,300	1,896,169
Texas Instruments, Inc.	272,900	6,956,221
Varian Semiconductor Equipment, Inc.†	106,556	4,050,193
Waters Corp.†	40,400	1,445,916

Internet Content — 1.2%
Ask Jeeves, Inc.†	91,600	2,572,128

Yahoo!, Inc.†	199,800	6,773,220

Software — 4.2%
Computer Associates International, Inc.	157,000	4,254,700
Fiserv, Inc.†	149,400	5,946,120
Microsoft Corp.	877,600	21,211,592
Perot Systems Corp.	34,300	460,992

Telecommunications — 2.7%
Cablevision Systems Corp.	64,600	1,812,030
Cisco Systems, Inc.†	433,000	7,746,370
Motorola, Inc.	153,800	2,302,386
Nextel Communications, Inc.†	318,500	9,051,770

		115,331,460

MATERIALS — 6.0%
Chemicals — 3.3%
Air Products & Chemicals, Inc.	190,100	12,031,429
Cabot Microelectronics Corp.†	62,100	1,948,698
du Pont (E.I.) de Nemours and Co.	226,000	11,580,240

Forest Products — 0.2%
Pactiv Corp.†	48,800	1,139,480

Metals & Minerals — 2.5%
Alcoa, Inc.	261,000	7,931,790
Freeport-McMoRan Copper & Gold, Inc., Class B	101,500	4,020,415
Precision Castparts Corp.	90,400	6,961,704

		45,613,756

UTILITIES — 0.5%
Electric Utilities — 0.5%
PG&E Corp.†	121,200	4,132,920

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $693,176,399)		750,870,537

Repurchase Agreement — 1.7%
UBS Securities, LLC Joint Repurchase Agreement Account (cost $12,990,000) (1)		$12,990,000	12,990,000

TOTAL INVESTMENTS —
(cost $706,166,399)@	99.7%		763,860,537
Other assets less liabilities—	0.3		1,929,563

NET ASSETS—	100.0%		$765,790,100

†	Non-income producing security
#	Security represents an investment in an affiliated company; See Note 3
@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	Illiquid security

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO

Investment Portfolio — March 31, 2005
(unaudited)

Common Stock — 93.6%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 4.6%
Apparel & Textiles — 0.9%
Geox SpA†	1,443,300	$12,572,789

Automotive — 0.5%
Hyundai Mobis	90,000	5,867,060

Retail — 3.2%
GUS, PLC	307,097	5,286,861
Kohl’s Corp.†	260,000	13,423,800
Staples, Inc.	773,100	24,298,533

		61,449,043

CONSUMER STAPLES — 1.3%
Food, Beverage & Tobacco — 0.8%
PepsiCo, Inc.	197,000	10,446,910

Household & Personal Products — 0.5%
Tempur-Pedic International, Inc.	375,000	6,997,500

		17,444,410

EDUCATION — 2.2%
Education — 2.2%
Apollo Group, Inc., Class A†	401,100	29,705,466

ENERGY — 8.7%
Energy Services — 1.3%
Noble Corp.†	304,900	17,138,429

Energy Sources — 7.4%
ConocoPhillips	229,700	24,770,848
Petro-Canada	434,887	25,162,562
Petroleo Brasileiro SA ADR	465,300	17,900,091
Suncor Energy, Inc.	446,600	17,957,786
Transocean, Inc.	280,300	14,424,238

		117,353,954

FINANCE — 5.4%
Banks — 1.2%
UBS AG	197,500	16,669,000

Financial Services — 1.2%
Capital One Financial Corp.	211,300	15,798,901

Insurance — 3.0%
ACE, Ltd.	437,700	18,063,879
Ambac Financial Group, Inc.	91,100	6,809,725
Assurant, Inc.	237,800	8,013,860
UnumProvident Corp.	425,000	7,233,500

		72,588,865

HEALTHCARE — 22.0%
Drugs — 16.1%
Amylin Pharmaceuticals, Inc.†	444,500	7,774,305

AstraZeneca, PLC Sponsored ADR	966,800	38,217,604
Cephalon, Inc.†	105,000	4,917,150
Eli Lilly & Co.	383,500	19,980,350
Forest Laboratories, Inc.†	602,500	22,262,375
Genzyme Corp.†	361,000	20,663,640
Gilead Sciences, Inc.†	467,700	16,743,660
ICOS Corp.†	440,000	9,882,400
OSI Pharmaceuticals, Inc.†	239,900	9,917,466
Sanofi-Aventis	345,463	29,130,945
Schering-Plough Corp.	1,452,000	26,353,800
Shionogi & Co., Ltd.	752,000	10,365,159

Health Services — 4.1%
Aetna, Inc.	390,000	29,230,500
Covance, Inc.†	150,000	7,141,500
Pharmaceutical Product Development, Inc.†	46,000	2,228,700
Wellpoint, Inc.†	134,000	16,796,900

Medical Products — 1.8%
Medtronic, Inc.	463,900	23,635,705

		295,242,159

INDUSTRIAL & COMMERCIAL — 6.9%
Aerospace & Military Technology — 0.9%
General Dynamics Corp.	111,100	11,893,255

Business Services — 4.8%
Accenture, Ltd., Class A†	469,900	11,348,085
Adecco SA	276,388	15,182,218
Cendant Corp.	186,500	3,830,710
First Data Corp.	406,400	15,975,584
Ingersoll-Rand Co., Class A	223,400	17,793,810

Machinery — 1.2%
Deere & Co.	160,300	10,760,939
Sandvik AB	150,000	6,236,830

		93,021,431

INFORMATION & ENTERTAINMENT — 12.9%
Broadcasting & Media — 9.2%
Astro All Asia Networks, PLC†	1,673,700	2,268,304
Comcast Corp., Class A†	705,500	23,831,790
Grupo Televisa SA, Sponsored ADR	105,100	6,179,880
Lamar Advertising Co.†	255,000	10,273,950
Liberty Media Corp.†	1,838,000	19,060,060
News Corp., Class A	1,060,000	17,935,200
Publishing & Broadcasting, Ltd.†	547,745	6,510,329
Societe Television Francaise 1	145,000	4,586,311
Time Warner, Inc.†	440,600	7,732,530
XM Satellite Radio Holdings, Inc., Class A†	799,200	25,174,800

Entertainment Products — 1.8%
Electronic Arts, Inc.†	462,000	23,922,360

Leisure & Tourism — 1.9%
Gol-Linhas Aereas Inteligentes SA ADR†	203,000	5,101,390
Ryanair Holdings, PLC Sponsored ADR†	489,601	21,429,836

		174,006,740

INFORMATION TECHNOLOGY — 28.1%
Computers & Business Equipment — 7.3%
Canon, Inc.	194,000	10,402,872
Dell, Inc.†	830,000	31,888,600

EMC Corp.†	1,998,200	24,617,824
Hon Hai Precision Industry Co., Ltd.	3,200,000	14,219,514
Lexmark International, Inc., Class A†	130,800	10,460,076
Logitech International SA	101,954	6,201,374

Electronics — 1.2%
Samsung Electronics Co., Ltd.	33,500	16,560,315

Internet Content — 8.0%
Google, Inc.	157,500	28,430,325
Monster Worldwide, Inc.†	534,846	15,002,431
Yahoo!, Inc.†	1,902,200	64,484,580

Software — 5.1%
Macromedia, Inc.	251,400	8,421,900
Microsoft Corp.	1,857,000	44,883,690
Pixar†	150,000	14,632,500

Telecommunications — 6.5%
Amdocs, Ltd.†	630,400	17,903,360
America Movil SA de CV ADR	176,900	9,128,040
American Tower Corp., Class A†	264,900	4,829,127
Cisco Systems, Inc.†	1,217,000	21,772,130
Crown Castle International Corp.†	785,100	12,608,706
Nextel Communications, Inc.†	484,900	13,780,858
Research In Motion, Ltd.†	105,400	8,054,668

		378,282,890

MATERIALS — 0.7%
Metals & Minerals — 0.7%
Cameco Corp.	195,000	8,626,800

REAL ESTATE — 0.8%
Real Estate Companies — 0.8%
CB Richard Ellis Group, Inc., Class A†	315,300	11,032,347

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,156,683,417)		1,258,754,105

Repurchase Agreement — 8.2%
UBS Securities, LLC Joint Repurchase Agreement Account (1) (cost $110,545,000)		$110,545,000	110,545,000

TOTAL INVESTMENTS —
(cost $1,267,228,417)@	101.8%		1,369,299,105
Liabilities in excess of other assets—	(1.8)		(23,873,462)

NET ASSETS—	100.0%		$1,345,425,643

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement
ADR —	American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO

Investment Portfolio — March 31, 2005
(unaudited)

Common Stock — 92.3%	Shares/ Principal	Value
	Amount	(Note 1)
ENERGY — 60.9%
Energy Services — 11.1%
Consol Energy, Inc.	86,000	$4,043,720
GlobalSantaFe Corp.	61,676	2,284,479
Halliburton Co.	74,300	3,213,475
Massey Energy Corp.	143,700	5,753,748
Valero Energy Corp.	140,200	10,272,454

Energy Sources — 49.8%
Anadarko Petroleum Corp.	48,265	3,672,966
BP, PLC Sponsored ADR	114,600	7,151,040
Burlington Resources, Inc.	48,600	2,433,402
Canadian Natural Resources, Ltd.	161,500	9,126,345
China Petroleum & Chemical Corp. ADR	59,500	2,425,815
ConocoPhillips	36,100	3,893,024
Devon Energy Corp.	54,400	2,597,600
EnCana Corp.	73,741	5,207,650
EOG Resources, Inc.	127,700	6,224,098
Exxon Mobil Corp.	154,384	9,201,286
Kerr-McGee Corp.	29,800	2,334,234
LUKOIL Sponsored ADR	24,000	3,252,000
Newfield Exploration Co.†	33,900	2,517,414
Noble Energy, Inc.	36,100	2,455,522
Petro-Canada	54,700	3,176,552
Petroleo Brasileiro SA ADR	89,900	3,971,782
Repsol YPF SA Sponsored ADR	84,300	2,238,165
Royal Dutch Petroleum Co.- NY	66,200	3,974,648
Shell Transport & Trading Co., PLC Sponsored ADR	59,100	3,212,676
Suncor Energy, Inc.	103,000	4,149,120
Surgutneftegaz Sponsored ADR	52,700	1,876,120
Talisman Energy, Inc.	260,600	8,916,454
Total SA Sponsored ADR	67,800	7,948,194
Transocean, Inc.†	51,700	2,660,482
Western Oil Sands, Inc., Class A†	87,018	4,028,278
XTO Energy, Inc.	179,042	5,879,739

		140,092,482

MATERIALS — 29.5%
Chemicals — 1.6%
Ashland, Inc.	53,500	3,609,645

Forest Products — 2.7%
Abitibi-Consolidated, Inc.	618,300	2,862,729
Domtar, Inc.	168,600	1,432,759
International Paper Co.	50,300	1,850,537

Metals & Minerals — 25.2%
Alcoa, Inc.	174,800	5,312,172
Alumina, Ltd.	758,414	3,449,908
Aluminum Corp. of China, Ltd. ADR	59,500	3,481,940
Anglo American Platinum Corp., Ltd.	109,760	4,111,651
Anglo American, PLC	90,405	2,144,076
Apex Silver Mines, Ltd.†	114,400	1,832,688
Cameco Corp.	186,200	8,237,488
Companhia Siderurgica Nacional SA	55,600	1,339,960
Companhia Vale do Rio Doce ADR	108,837	3,440,338
Freeport-McMoRan Copper & Gold, Inc., Class B	108,200	4,285,802

Gold Fields, Ltd.		183,545	2,130,281
Impala Platinum Holdings, Ltd.		24,387	2,049,623
International Steel Group, Inc.†		113,200	4,471,400
Placer Dome, Inc.		127,000	2,059,940
Vedanta Resources, PLC		450,033	4,005,615
Xstrata, PLC		299,998	5,725,899

			67,834,451

UTILITIES — 1.9%
Gas & Pipeline Utilities — 1.9%
Equitable Resources, Inc.		35,500	2,039,120
Western Gas Resources, Inc.		69,300	2,387,385

			4,426,505

TOTAL COMMON STOCK (cost $134,921,082)			212,353,438

Preferred Stock — 4.3%

MATERIALS — 4.3%
Metals & Minerals — 4.3%
Anglo American Platinum Corp., Ltd. 6.38% (Convertible)		31,351	602,267
Companhia Vale do Rio Doce Sponsored ADR		341,700	9,078,969

TOTAL PREFERRED STOCK (cost $4,644,108)			9,681,236

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $139,565,190)			222,034,674

Repurchase Agreement — 3.7%

UBS Securities, LLC Joint Repurchase Agreement Account (1) (cost $8,660,000)		$8,660,000	8,660,000

TOTAL INVESTMENTS — (cost $148,225,190)@	100.3%		230,694,674
Liabilities in excess of other assets—	(0.3)		(776,893)

NET ASSETS—	100.0%		$229,917,781

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement
ADR —	American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO

Investment Portfolio — March 31, 2005
(unaudited)

Common Stock — 65.1%	Shares/ Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY — 2.8%
Apparel & Textiles — 0.4%
NIKE, Inc., Class B	2,600	$216,606

Retail — 2.4%
Lowe’s Cos., Inc.	9,800	559,482
Target Corp.	6,000	300,120
Wal-Mart Stores, Inc.	8,700	435,957

		1,512,165

CONSUMER STAPLES — 6.1%
Food, Beverage & Tobacco — 3.8%
Altria Group, Inc.	11,300	738,907
Coca-Cola Co.	17,600	733,392
PepsiCo, Inc.	11,100	588,633

Household & Personal Products — 2.3%
Procter & Gamble Co.	24,300	1,287,900

		3,348,832

ENERGY — 6.7%
Energy Services — 1.9%
GlobalSantaFe Corp.	11,900	440,776
Halliburton Co.	13,800	596,850

Energy Sources — 4.8%
ConocoPhillips	8,300	895,072
Exxon Mobil Corp.	15,100	899,960
Noble Energy, Inc.	5,600	380,912
Occidental Petroleum Corp.	6,500	462,605

		3,676,175

FINANCE — 10.5%
Banks — 2.8%
Bank of America Corp.	29,000	1,278,900
State Street Corp.	6,300	275,436

Financial Services — 5.2%
American Express Co.	4,400	226,028
Citigroup, Inc.(2)	28,507	1,281,105
Franklin Resources, Inc.	7,300	501,145
Merrill Lynch & Co., Inc.	14,400	815,040

Insurance — 2.5%
American International Group, Inc.#	5,768	319,605
Principal Financial Group, Inc.	12,100	465,729
St. Paul Travelers Cos., Inc.	9,995	367,116
UnumProvident Corp.	11,900	202,538

		5,732,642

HEALTHCARE — 10.1%
Drugs — 6.7%
Abbott Laboratories	15,900	741,258
Amgen, Inc.†	9,900	576,279
Eli Lilly & Co.	5,500	286,550

Genzyme Corp.†	6,000	343,440
Pfizer, Inc.	24,400	640,988
Schering-Plough Corp.	34,000	617,100
Wyeth	11,900	501,942

Health Services — 0.9%
HCA, Inc.	4,200	224,994
Wellpoint, Inc.†	2,000	250,700

Medical Products — 2.5%
Baxter International, Inc.	12,900	438,342
Johnson & Johnson	2,800	188,048
Medtronic, Inc.	14,300	728,585

		5,538,226

INDUSTRIAL & COMMERCIAL — 10.6%
Aerospace & Military Technology — 3.1%
Boeing Co.	5,100	298,146
European Aeronautic Defense & Space Co.(Euro-clear)(4)	11,523	446,515
General Dynamics Corp.	1,900	203,395
United Technologies Corp.	7,600	772,616

Business Services — 2.2%
Accenture, Ltd., Class A†	7,800	188,370
First Data Corp.	12,700	499,237
Ingersoll-Rand Co., Class A	6,500	517,725

Machinery — 0.6%
Caterpillar, Inc.	3,300	301,752

Multi-Industry — 4.2%
General Electric Co.	41,300	1,489,278
Tyco International, Ltd.	24,200	817,960

Transportation — 0.5%
CSX Corp.	7,200	299,880

		5,834,874

INFORMATION & ENTERTAINMENT — 4.2%
Broadcasting & Media — 4.2%
Comcast Corp., Special Class A†	14,100	470,940
Time Warner, Inc.†	62,400	1,095,120
Viacom, Inc., Class B	21,800	759,294

		2,325,354

INFORMATION TECHNOLOGY — 10.0%
Computers & Business Equipment — 1.7%
Dell, Inc.†	23,400	899,028

Electronics — 2.0%
Analog Devices, Inc.	9,300	336,102
Intel Corp.	19,500	452,985
Texas Instruments, Inc.	12,800	326,272

Internet Content — 0.9%
Yahoo!, Inc.†	14,800	501,720

Software — 3.2%
Computer Associates International, Inc.	7,100	192,410
Microsoft Corp.	63,200	1,527,544

Telecommunications — 2.2%
Cisco Systems, Inc.†	35,700	638,673

Nextel Communications, Inc.†	20,500	582,610

		5,457,344

MATERIALS — 3.6%
Chemicals — 2.2%
Air Products & Chemicals, Inc.	9,700	613,913
du Pont (E.I.) de Nemours and Co.	10,900	558,516

Metals & Minerals — 1.4%
Alcoa, Inc.	13,400	407,226
Rio Tinto, PLC Sponsored ADR	2,900	376,275

		1,955,930

UTILITIES — 0.5%
Electric Utilities — 0.5%
PG&E Corp.†	8,900	303,490

TOTAL COMMON STOCK (cost $32,160,484)		35,685,032

Asset-Backed Securities — 3.0%
FINANCE — 3.0%
Bank One Issuance Trust, Series 2002-A3 3.59% due 05/17/10	$100,000	98,525
Bear Stearns Commercial Mtg. Securities, Inc., Series 2002-TOP8 A2 4.83% due 08/15/38(1)	100,000	99,086
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T10 A2 4.74% due 03/13/40(1)	100,000	98,485
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T12 A4 4.68% due 08/13/39(1)	100,000	97,752
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(1)	100,000	98,150
BMW Vehicle Owner Trust, Series 2002-A A4 4.46% due 05/25/07	72,715	73,013
Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92% due 04/15/08	100,000	99,439
Capital One Auto Finance Trust, Series 2002-A A4 4.79% due 01/15/09	90,105	90,595
Carmax Auto Owner Trust, Series 2002-2 A4 3.34% due 02/15/08	100,000	99,603
Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95% due 02/09/09	100,000	101,447
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% due 05/15/38(1)	100,000	92,990
DaimlerChrysler Auto Trust, Series 2002-B A4 3.53% due 12/06/07	96,726	96,714
Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70% due 03/17/08	90,000	89,071
Household Automotive Trust, Series 2002-3 A3A 2.75% due 06/18/07	18,290	18,276
MBNA Credit Card Master Note Trust, Series 2002-A1 A1 4.95% due 06/15/09	100,000	101,659
Onyx Acceptance Owner Trust, Series 2001-D A4 4.32% due 10/15/08	46,129	46,181
Wells Fargo Mtg. Backed Securities, Series 2005-AR2 2A2 4.57% due 03/25/35	68,907	68,183
Wells Fargo Mtg. Backed Securities, Series 2005-AR4 2A2 4.54% due 04/25/35	75,000	74,377
WFS Financial Owner Trust, Series 2002-3 A4 3.50% due 02/20/10	100,000	99,790

TOTAL ASSET-BACKED SECURITIES (cost $1,675,895)		1,643,336

Bonds & Notes — 26.7%
CONSUMER DISCRETIONARY — 1.2%
Centex Corp. 5.80% due 09/15/09	100,000	102,909
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12	100,000	109,035
Federated Department Stores, Inc. 6.63% due 04/01/11	100,000	107,571
Staples, Inc. 7.13% due 08/15/07	165,000	175,396
Target Corp. 3.38% due 03/01/08	100,000	97,378
Wal-Mart Stores, Inc. 4.38% due 07/12/07	85,000	85,530

		677,819

CONSUMER STAPLES — 0.4%
Coca-Cola Enterprises, Inc. 5.25% due 05/15/07	100,000	102,051
Kroger Co. 6.75% due 04/15/12	100,000	108,982

		211,033

ENERGY — 0.2%
Valero Energy Corp. 6.88% due 04/15/12	100,000	110,997

FINANCE — 3.7%
Ace Capital Trust II 9.70% due 04/01/30	150,000	205,007
Allstate Corp. 7.88% due 05/01/05	100,000	100,340
American Express Co. 3.75% due 11/20/07	100,000	98,471
Bank of America Corp. 5.38% due 06/15/14	100,000	101,597
Berkshire Hathaway Finance Corp. 4.63% due 10/15/13	100,000	97,316
Citigroup, Inc. 6.50% due 01/18/11	100,000	108,637
Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15	45,000	43,331
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	100,000	115,884
General Electric Capital Corp., Series MTNA 5.88% due 02/15/12	100,000	105,570
General Motors Acceptance Corp. 6.75% due 12/01/14	100,000	86,380
Hartford Life, Inc. 7.38% due 03/01/31	100,000	119,903
Household Finance Corp. 6.38% due 10/15/11	100,000	108,030
J.P. Morgan Chase & Co. 5.13% due 09/15/14	145,000	142,706
Liberty Mutual Insurance 7.88% due 10/15/26*	75,000	86,286
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	100,000	95,936
MBIA, Inc. 6.63% due 10/01/28	100,000	110,578
Morgan Stanley 5.30% due 03/01/13	100,000	100,568
National Rural Utilities Cooperative Finance Corp. 3.88% due 02/15/08	100,000	98,464
Wachovia Corp. 3.63% due 02/17/09	100,000	96,781

		2,021,785

HEALTHCARE — 0.4%
American Home Products Corp. 6.70% due 03/15/11	100,000	109,665
UnitedHealth Group, Inc. 5.00% due 08/15/14	100,000	99,110

		208,775

INDUSTRIAL & COMMERCIAL — 0.7%
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	250,815	282,253
First Data Corp. 3.38% due 08/01/08	100,000	96,651

		378,904

INFORMATION & ENTERTAINMENT — 0.4%
Cox Enterprises, Inc. 8.00% due 02/15/07*	100,000	105,403
Time Warner, Inc. 6.15% due 05/01/07	100,000	103,220

		208,623

INFORMATION TECHNOLOGY — 1.0%
AT&T Broadband Corp. 8.38% due 03/15/13	100,000	118,823
AT&T Wireless Services, Inc. 7.50% due 05/01/07	100,000	106,330
Computer Sciences Corp. 3.50% due 04/15/08	100,000	97,389
Hewlett-Packard Co. 5.75% due 12/15/06	100,000	102,541
Verizon Global Funding Corp. 6.88% due 06/15/12	100,000	110,151

		535,234

MATERIALS — 0.1%
Weyerhaeuser Co. 5.95% due 11/01/08	53,000	55,259

MUNICIPAL BONDS — 0.1%
Illinois State General Obligation Pension 3.85% due 06/01/13	65,000	60,205

U.S. GOVERNMENT AGENCIES — 9.4%
Federal Home Loan Mtg. Corp. 6.50% due 12/01/10	13,704	14,306
Federal Home Loan Mtg. Corp. 6.50% due 08/01/25	27,033	28,199
Federal Home Loan Mtg. Corp. 6.50% due 09/01/25	12,472	13,010
Federal Home Loan Mtg. Corp. 6.50% due 10/01/25	91,032	94,960
Federal Home Loan Mtg. Corp. 6.50% due 11/01/25	31,747	33,117
Federal National Mtg. Assoc. 4.50% due 11/01/18	845,480	828,184
Federal National Mtg. Assoc. 5.00% due 01/01/18	22,775	22,796
Federal National Mtg. Assoc. 5.00% due 02/01/18	607,725	608,056
Federal National Mtg. Assoc. 5.00% due 04/01/18	37,606	37,640
Federal National Mtg. Assoc. 5.00% due 03/01/19	828,620	828,594
Federal National Mtg. Assoc. 5.00% due 04/01/19	149,227	149,222
Federal National Mtg. Assoc. 5.00% due 03/01/39	494,598	484,954
Federal National Mtg. Assoc. 6.50% due 04/01/28	86,672	90,293
Government National Mtg. Assoc. 5.50% due 04/15/34	391,919	395,836
Government National Mtg. Assoc. 6.00% due 10/15/32	172,891	177,981
Government National Mtg. Assoc. 6.50% due 08/15/23	4,872	5,122
Government National Mtg. Assoc. 6.50% due 09/15/23	27,273	28,673
Government National Mtg. Assoc. 6.50% due 10/15/23	5,426	5,705
Government National Mtg. Assoc. 6.50% due 11/15/23	221,193	232,546
Government National Mtg. Assoc. 6.50% due 12/15/23	219,669	230,944
Government National Mtg. Assoc. 6.50% due 09/15/28	41,291	43,280
Government National Mtg. Assoc. 6.50% due 11/15/29	44,927	47,032
Government National Mtg. Assoc. 6.50% due 05/15/31	231,881	242,482
Government National Mtg. Assoc. 6.50% due 10/15/31	5,899	6,169
Government National Mtg. Assoc. 6.50% due 05/15/33	170,000	177,637
Government National Mtg. Assoc. 7.00% due 07/15/29	304,182	322,001

		5,148,739

U.S. GOVERNMENT OBLIGATIONS — 8.0%
United States Treasury Bonds 5.38% due 02/15/31		1,200,000	1,307,860
United States Treasury Notes 2.25% due 02/15/07		1,025,000	997,052
United States Treasury Notes 3.13% due 05/15/07		800,000	788,719
United States Treasury Notes 3.50% due 11/15/06		825,000	801,377
United States Treasury Notes 3.50% due 12/15/09		500,000	498,438

			4,393,446

UTILITIES — 0.6%
Dominion Resources, Inc. 4.13% due 02/15/08		100,000	98,865
Kinder Morgan, Inc. 6.50% due 09/01/12		100,000	107,380
NSTAR 8.00% due 02/15/10		100,000	113,710

			319,955

TOTAL BONDS & NOTES (cost $14,086,959)			14,330,774

Foreign Bonds & Notes — 0.9%

FINANCE — 0.6%
Axa 8.60% due 12/15/30		100,000	131,167
ChevronTexaco Capital Co. 3.50% due 09/17/07		100,000	98,429
First Financial Caribbean Corp. 7.84% due 10/10/06		100,000	103,963

			333,559

INFORMATION TECHNOLOGY — 0.1%
Deutsche Telekom 8.75% due 06/15/30		50,000	65,393

UTILITIES — 0.2%

Eastern Energy, Ltd., Series AMBC 6.75% due 12/01/06*		100,000	103,992

TOTAL FOREIGN BONDS & NOTES (cost $493,979)			502,944

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $48,417,317)			52,162,086

Short-Term Investment Securities — 0.9%

U.S. GOVERNMENT OBLIGATIONS — 0.9%
United States Treasury Bills 2.59% due 05/05/05(2) (cost $498,855)		500,000	498,855

Repurchase Agreement — 4.0%

UBS Securities, LLC Joint Repurchase Agreement Account (cost $2,190,000) (2)(3)		2,190,000	2,190,000

TOTAL INVESTMENTS — (cost $51,106,172)@	100.1%		54,850,941
Liabilities in excess of other assets—	(0.1)		(39,310)

NET ASSETS—	100.0%		$54,811,631

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $295,681 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid
#	Security represents an investment in an affiliated company; See Note 3
@	See Note 4 for cost of investments on a tax basis
(1)	Commercial Mortgage-Backed Security
(2)	The security or a portion thereof represents collateral for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreement
(4)	Illiquid security
ADR —	American Depository Receipt
Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	March 31, 2005	(Depreciation)

6 Short	Russell 2000 Index	June 2005	$1,891,473	$1,853,400	$38,073
3 Short	S&P 500 Index	June 2005	897,009	887,925	9,084
8 Short	U.S. Treasury 10 YR Note	June 2005	878,343	874,125	4,218

					$51,375

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO

Investment Portfolio — March 31, 2005
(unaudited)

Common Stock — 65.9%	Shares/Principal	Value
	Amount(7)	(Note 1)

CAPITAL APPRECIATION — 12.2%
Aerospace & Military Technology — 0.2%
General Dynamics Corp.(9)	700	$74,935

Broadcasting & Media — 1.1%
Omnicom Group(9)	1,900	168,188
Viacom, Inc., Class B	4,100	142,803
XM Satellite Radio Holdings, Inc., Class A†	4,100	129,150

Business Services — 0.1%
First Data Corp.	800	31,448

Communication Equipment — 0.5%
Motorola, Inc.	14,600	218,562

Computers & Business Equipment — 0.9%
Dell, Inc.†(9)	6,300	242,046
EMC Corp.†	8,900	109,648

Drugs — 3.3%
Astrazeneca, PLC Sponsored ADR	3,500	138,355
Cephalon, Inc.†	1,000	46,830
Eli Lilly & Co.	1,900	98,990
Forest Laboratories, Inc.†(9)	9,100	336,245
Genzyme Corp.†(9)	4,800	274,752
Gilead Sciences, Inc.†	4,000	143,200
ICOS Corp.†	4,200	94,332
Schering-Plough Corp.	11,500	208,725

Education — 0.8%
Apollo Group, Inc., Class A†(9)	4,200	311,052

Electronics — 0.6%
Analog Devices, Inc.	6,200	224,068

Energy Services — 0.4%
Transocean Sedco Forex, Inc.†	3,100	159,526

Financial Services — 0.6%
Citigroup, Inc.(9)	5,400	242,676

Health Services — 0.1%
Pharmaceutical Product Development, Inc.†	500	24,225

Insurance — 0.1%
ACE, Ltd.(9)	1,200	49,524

Internet Content — 0.9%
Yahoo!, Inc.†(9)	11,300	383,070

Retail — 0.5%
Staples, Inc.(9)	6,900	216,867

Telecommunications — 2.1%
Amdocs, Ltd.†	3,700	105,080
Cisco Systems, Inc.†	21,100	377,479
Crown Castle International Corp.†(9)	14,800	237,688
Nextel Communications, Inc., Class A†(9)	5,100	144,942

		4,934,406

CORE EQUITY — 20.9%
Aerospace & Military Technology — 0.5%
United Technologies Corp.(9)	2,100	213,486

Banks — 0.3%
Bank of America Corp.(9)	3,300	145,530

Broadcasting & Media — 1.3%
Cablevision Systems Corp., Class A†	4,500	126,225
Comcast Corp., Class A†	5,200	175,656
Time Warner, Inc.†	12,700	222,885

Business Services — 0.5%
Ingersoll-Rand Co., Inc., Class A	2,500	199,125

Computers & Business Equipment — 0.5%
SanDisk Corp.†	7,300	202,940

Drugs — 1.1%
Abbott Laboratories	4,100	191,142
Amgen, Inc.†	2,900	168,809
OSI Pharmaceuticals, Inc.†	1,800	74,412

Electric Utilities — 0.3%
Exelon Corp.	2,800	128,492

Electronics — 0.4%
Au Optronics Corp. ADR	11,300	165,658

Energy Services — 0.7%
Noble Corp.†	2,600	146,146
Schlumberger, Ltd.	2,100	148,008

Energy Sources — 1.3%
ConocoPhillips	5,000	539,200

Financial Services — 1.0%
Capital One Financial Corp.	3,300	246,741
Goldman Sachs Group, Inc.	1,400	153,986

Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.(9)	6,900	451,191
Constellation Brands Inc., Class A†	4,200	222,054
PepsiCo, Inc.(9)	4,900	259,847

Health Services — 1.3%
Aetna, Inc.	4,200	314,790
Covance, Inc.†	1,500	71,415
Wellpoint, Inc.†	1,000	125,350

Household & Personal Products — 0.6%
Gillette Co.(9)	4,600	232,208

Insurance — 0.9%
Hartford Financial Services Group, Inc.	3,500	239,960
MBIA, Inc.(9)	2,300	120,244

Internet Content — 1.0%
Google, Inc.†	1,400	252,714
Monster Worldwide, Inc.†	5,300	148,665

Internet Software — 0.3%
Macromedia, Inc.†	3,500	117,250

Leisure & Tourism — 0.9%
Yum! Brands, Inc.	6,682	346,194

Machinery — 0.7%
Deere & Co.	4,300	288,659

Medical Products — 0.2%
Medtronic, Inc.	1,900	96,805

Metals & Minerals — 0.6%
Cemex SA de CV Sponsored ADR	7,100	257,375

Real Estate Companies — 0.3%
CB Richard Ellis Group, Inc., Class A†	3,200	111,968

Retail — 0.2%
Kohl’s Corp.†	1,500	77,445

Software — 2.2%
Electronic Arts, Inc.†	7,900	409,062
Microsoft Corp.(9)	20,300	490,651

Telecommunications — 0.3%
America Movil SA de CV ADR(9)	2,500	129,000

Transportation — 0.9%
Esprit Holdings, Ltd.	50,000	341,370

Utilities — 0.3%
PT Telekomunikasi Indonesia Sponsored ADR	6,500	121,810

		8,474,468

GLOBAL CAPITAL APPRECIATION — 1.3%
Ireland — 0.4%
Ryanair Holdings, PLC Sponsored ADR (Information & Entertainment)	3,500	153,195

Switzerland — 0.2%
UBS AG (Finance)	1,000	84,400

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Information Technology)	169,567	277,176

		514,771

GLOBAL CORE EQUITY — 31.5%
Belgium — 0.7%
Belgacom SA (Utilities)†	6,552	270,938

Brazil — 0.6%
Companhia Vale do Rio Doce ADR (Materials)†	3,300	104,313
Petroleo Brasileiro SA ADR (Energy)	3,700	163,466

Canada — 4.0%
Canadian Pacific Railway, Ltd. (Industrial & Commercial)	7,100	256,779
EnCana Corp. (Energy)	2,989	211,086
Fairmont Hotels & Resorts, Inc. (Information & Entertainment)	5,800	192,212
Lafarge North America, Inc. (Materials)	2,400	140,280
Petro-Canada (Toronto) (Energy)	4,700	272,939
Petro-Canada (Energy)	2,767	160,099
Research In Motion, Ltd. (Information Technology)†(9)	1,300	99,346
Talisman Energy, Inc. (Energy)	7,900	270,299

France — 4.9%
Axa (Finance)†	6,482	172,674
Air Liquide (Materials)	1,301	239,313
Cie Generale d’Optique Essilor International SA (Healthcare)†	4,550	328,823
France Telecom SA (Information Technology)	4,850	145,231
M6 Metropole Television (Information & Entertainment)	7,568	211,905
Sanofi-Synthelabo SA (Healthcare)	5,936	500,549
Unibail (Real Estate)	193	22,879
Vivendi Universal SA (Information & Entertainment)†	11,412	349,567

Germany — 1.3%
Bayerische Hypo- und Vereinsbank AG (Finance)	6,086	148,871
Deutsche Telekom AG (Information Technology)†	7,228	144,293
Muenchener Ruckversicherungs-Gesellschaft AG (Finance)	2,037	245,414

Hong Kong — 0.5%
Sun Hung Kai Properties, Ltd. (Real Estate)†	22,000	199,565

Hungary — 0.2%
MOL Magyar Olaj-es Gazipari Rt. (Energy)	1,137	91,439

Italy — 2.0%
Banca Intesa SpA (Finance)	23,917	121,534
ENI SpA (Energy)	14,076	365,482
Geox SpA (Consumer Discretionary)†	39,247	341,886

Japan — 5.6%
Eisai Co., Ltd. (Healthcare)†	6,200	210,463
Electric Power Development Co. (Utilities)†	4,600	141,565
Fast Retailing Co., Ltd. (Consumer Discretionary)†	2,600	157,363
Japan Tobacco, Inc. (Consumer Staples)	54	599,273
Keyence Corp. (Information Technology)	700	162,156
Nidec Corp. (Industrial & Commercial)	1,200	149,398
ORIX Corp. (Finance)†	1,500	191,224
Sony Corp. (Information & Entertainment)	4,800	191,140
Takefuji Corp. (Finance)†	3,620	243,742
UFJ Holdings (Finance)†	41	215,649

Mexico — 0.6%
Fomento Economico Mexicano SA (Consumer Staples)	3,100	166,005
Grupo Televisa SA Sponsored ADR (Information & Entertainment)	1,200	70,560

Netherlands — 2.5%
ASML Holding NV (Information Technology)†	9,577	161,763
Aegon NV (Finance)	13,504	182,230
European Aeronautic Defense and Space Co. (Industrial & Commercial)	13,210	394,882
Koninklijke Ahold NV (Consumer Staples)†	34,139	285,884

Philippines — 0.3%
Philippine Long Distance Telephone Co. (Utilities)†	4,300	108,677

South Korea — 0.3%
Samsung Electronics Co., Ltd. (Information Technology)	245	121,113

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA (Finance)	24,237	394,616

Sweden — 0.4%
Telefonaktiebolaget LM Ericsson, Class B (Information Technology)†	53,180	149,667

Switzerland — 2.1%
Adecco SA (Industrial & Commercial)	3,671	201,651
Logitech International SA (Information Technology)†	1,000	60,825
Roche Holding AG (Healthcare)	1,664	178,358
UBS AG (Finance)	3,560	300,623
Zurich Financial Services AG (Finance)†	619	108,631

Taiwan — 0.3%
Hon Hai Precision Industry Co., Ltd. (Industrial & Commercial)	26,000	115,534

Turkey — 0.2%
Turkcell Iletisim Hizmet AS ADR (Information Technology)	5,700	97,356

United Kingdom — 4.0%
AstraZeneca, PLC (Healthcare)	11,840	466,735
Centrica, PLC (Utilities)	49,259	214,798
EMI Group, PLC (Information & Entertainment)†	53,101	237,071
Reckitt Benckiser, PLC (Consumer Staples)	7,531	239,377
Royal Bank of Scotland Group, PLC (Finance)	4,375	139,227
Vedanta Resources, PLC (Materials)	17,688	157,436
Willis Group Holdings, Ltd. (Finance)	4,700	173,289

		12,759,463

TOTAL COMMON STOCK (cost $24,997,436)		26,683,108

Preferred Stock — 0.3%
CORE EQUITY — 0.0%
Metals & Minerals — 0.0%
Weirton Steel Corp., Series C (Convertible)(4)(5)	1,125	11

GLOBAL CORE EQUITY — 0.3%
Energy — 0.3%
Petroleo Brasileiro SA ADR	3,000	115,410

TOTAL PREFERRED STOCK (cost $109,939)		115,421

Asset-Backed Securities — 0.3%

CORE BOND — 0.3%
Finance — 0.3%
Advanta Mtg. Loan Trust, Series 1999-4 A 3.23% due 11/25/29(1)		$16,248	16,276
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% 11/15/33(2)		25,000	25,995
Bear Stearns Commercial Mtg. Securities, Inc., Series 2002-TOP8 A2 4.83% 08/15/38(2)		25,000	24,771
CS First Boston Mtg. Securities Corp., Series 2003-C3 A5 3.94% 05/15/38(2)		20,000	18,598
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% 12/15/30(2)		25,000	26,731

TOTAL ASSET-BACKED SECURITIES (cost $113,075)			112,371

Bonds & Notes — 16.3%
CORE BOND — 2.2%
Energy — 0.0%
Burlington Resources Finance Co. 6.68% due 02/15/11		10,000	10,869
Costilla Energy, Inc. 10.25% due 10/01/06†(4)(5)		130,000	0

Finance — 0.0%
NAC Re Corp. 7.15% due 11/15/05		20,000	20,322

Healthcare — 0.1%
Eli Lilly & Co. 2.92% due 08/24/07(1)		50,000	49,998
MEDIQ/PRN Life Support Services, Inc. 11.00% due 06/01/08†(4)(5)		80,000	0

Information & Entertainment — 0.1%
McDonald’s Corp., Series EMTN 5.88% due 04/23/32	GBP	10,000	19,890

Information Technology — 0.0%
Telecommunications Techniques Co., LLC 9.75% due 05/15/08†(3)(4)(5)		140,000	0
Verizon New England, Inc. 6.50% due 09/15/11		15,000	16,059

Materials — 0.1%
Consumers International, Inc. 10.25% due 04/01/49†(3)(4)(5)		50,000	5
International Paper Co. 5.38% due 08/11/06	EUR	10,000	13,401
Weyerhaeuser Co. 6.13% due 03/15/07		9,000	9,312

U.S. Government Agencies — 0.3%
Federal Home Loan Mtg. Corp. 6.44% due 04/01/29(1)		59,484	61,405
Federal National Mtg. Assoc. 4.79% due 11/01/12		25,000	24,583
Federal National Mtg. Assoc. 7.53% due 04/01/10		15,086	16,604

U.S. Government Obligations — 1.5%
United States Treasury Bonds 5.38% due 02/15/31		530,000	577,638
United States Treasury Notes 4.25% due 08/15/14		20,000	19,613

Utilities — 0.1%
SBC Communications, Inc. 5.10% due 09/15/14		25,000	24,367

Virginia Electric & Power Co., Series A 5.38% due 02/01/07		10,000	10,196

			874,262

GLOBAL CORE BOND — 14.1%
Australia — 0.6%
Commonwealth of Australia 6.00% due 02/15/17	AUD	160,000	126,614
Government of Australia 5.75% due 06/15/11	AUD	130,000	100,960

Austria — 1.1%
Republic of Austria 4.30% due 07/15/14	EUR	143,000	195,377
Republic of Austria 5.00% due 07/15/12*	EUR	170,000	242,998

Brazil — 0.0%
Cia Vale do Rio Doce 0.06% due 09/29/49 (Materials)(4)(6)	BRL	2,000	0

Canada — 0.6%
Government of Canada 4.25% due 09/01/09	CAD	225,000	189,735
Government of Canada, Series WL43 5.75% due 06/01/29	CAD	40,000	37,771

Denmark — 0.9%
Kingdom of Denmark 4.88% due 04/18/07	EUR	220,000	298,054
Kingdom of Denmark 6.00% due 11/15/09	DKK	335,000	65,726

Germany — 4.7%
Federal Republic of Germany 4.00% due 01/04/37	EUR	305,000	386,950
Federal Republic of Germany 4.25% due 01/04/14	EUR	240,000	327,826
Federal Republic of Germany, Series 00 5.50% due 01/04/31	EUR	335,000	529,952
Federal Republic of Germany, Series 97 6.00% due 07/04/07	EUR	340,000	473,258
Federal Republic of Germany, Series 99 4.50% due 07/04/09	EUR	135,000	185,737

Japan — 4.1%
Government of Japan, Series 64 1.90% due 09/20/23 (10)	JPY	11,550,000	108,393
Government of Japan, Series 213 1.90% due 09/20/23	JPY	55,950,000	543,643
Government of Japan, Series 234 1.40% due 09/20/11	JPY	56,750,000	550,094
Government of Japan, Series 255 1.50% due 09/20/13 (10)	JPY	43,500,000	418,262
Government of Japan, Series 264 1.50% due 09/20/14	JPY	6,700,000	63,777

Mexico — 0.2%
United Mexican States 9.50% due 12/18/14	MXN	950,000	79,283

Netherlands — 1.0%
Kingdom of Netherlands 5.50% due 01/15/28	EUR	250,000	391,133
Telefonica Europe BV 7.75% due 09/15/10 (Information Technology)		15,000	17,016

Russia — 0.1%
Russian Federation 8.75% due 07/24/05*		40,000	40,580

Singapore — 0.0%
Oversea-Chinese Banking Corp. 7.25% due 09/06/11 (Finance)	EUR	15,000	23,246

Sweden — 0.1%
Kingdom of Sweden, Series 1043 5.00% due 01/28/09	SEK	310,000	47,042

United Kingdom — 0.7%
United Kingdom Gilt Treasury Bond 4.25% due 03/07/36	GBP	20,000	35,922
United Kingdom Gilt Treasury Bond 5.00% due 09/07/14	GBP	70,000	135,391
United Kingdom Gilt Treasury Bond 5.75% due 12/07/09	GBP	65,000	128,373

			5,743,113

TOTAL BONDS & NOTES (cost $6,596,844)			6,617,375

Options Purchased — 0.0%

United States Treasury Bond Expires June 2005 (Strike price $95.97) (cost $4,627)(4)	6,300	6,319

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $31,821,921)		33,534,594

Short-Term Investment Securities — 14.3%

NON-U.S. GOVERNMENT OBLIGATIONS — 9.4%
Bank Negara Malaysia Bills, Series 0434 zero coupon due 05/26/05(9)	MYR	35,000	9,189
France Treasury Bill zero coupon due 05/12/05(9)	EUR	950,000	1,228,692
Kingdom of Belgium zero coupon due 05/12/05(9)	EUR	1,035,000	1,338,609
Kingdom of Belgium zero coupon due 05/12/05(9)	EUR	115,000	148,729
Kingdom of Netherlands zero coupon due 06/30/05(9)	EUR	425,000	548,230
Kingdom of Netherlands zero coupon due 07/29/05(9)	EUR	425,000	547,322

			3,820,771

U.S. GOVERNMENT OBLIGATIONS — 4.9%
United States Treasury Bills 2.59% due 05/05/05(9)		1,075,000	1,072,406
United States Treasury Bills 2.70% due 05/26/05(9)		150,000	149,390
United States Treasury Bills 2.75% due 06/09/05(9)		740,000	736,230

			1,958,026

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $5,761,600)			5,778,797

Repurchase Agreement — 6.6%

UBS Securities, LLC Joint Repurchase Agreement Account (cost $2,690,000)(8)(9)		2,690,000	2,690,000

TOTAL INVESTMENTS — (cost $40,273,521)@	103.7%		42,003,391
Liabilities in excess of other assets—	(3.7)		(1,485,630)

NET ASSETS—	100.0%		$40,517,761

@	See Note 4 for cost of investments on a tax basis
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 the aggregate value of these securities was $283,578 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(2)	Collateralized Mortgage Obligation
(3)	Bond in default
(4)	Fair valued security; see Note 1
(5)	Illiquid security
(6)	Variable rate security — the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	See Note 2 for details of Joint Repurchase Agreement
(9)	The security or a portion thereof represents collateral for open futures contracts.
(10)	The security or a portion thereof represents collateral for securities sold short.
ADR —	American Depository Receipt

Bonds & Notes Sold Short — (0.8%)
GLOBAL CORE BOND — (0.8%)
Japan — (0.8%)
Government of Japan, Series 255 1.50% due 09/20/13	JPY	$(29,050,000)	(279,322)
Government of Japan, Series 64 1.90% due 09/20/23	JPY	(7,000,000)	(65,693)

(Proceeds ($349,761))			(345,015)

Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	March 31,	Appreciation
Contracts	Description	Date	Trade Date	2005	(Depreciation)

12 Long	Australian Treasury 3YR Bond	June 2005	$2,434,052	$2,433,987	$(65)
5 Short	Australian Treasury 10YR Bond	June 2005	2,862,943	2,863,425	(482)
14 Short	Euro-Bobl	June 2005	2,038,073	2,048,586	(10,513)
3 Long	Euro-Bund	June 2005	458,590	462,454	3,864
9 Long	Euro-Schatz	June 2005	1,240,024	1,240,626	602
4 Short	Russell 2000 Index	June 2005	1,260,982	1,235,600	25,382
2 Long	S&P 500 Index	June 2005	610,759	591,950	(18,809)
1 Long	S&P/Toronto Stock Exchange 60 Index	June 2005	88,231	88,358	127
3 Long	U.S. Treasury 2YR Note	June 2005	622,746	620,672	(2,074)
1 Long	U.S. Treasury 5YR Note	June 2005	107,239	107,094	(145)
7 Long	U.S. Treasury 10YR Note	June 2005	767,210	764,859	(2,351)

					$(4,464)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*CHF	2,272,000	USD	1,933,059	04/12/05	32,141
DKK	385,000	USD	67,686	04/27/05	663
*EUR	9,978,000	USD	13,216,461	04/27/05	274,736
*GBP	550,000	USD	1,038,711	04/28/05	902
*HKD	2,483,000	USD	322,873	11/07/05	3,517
*HKD	2,320,000	USD	301,934	01/18/06	3,147
*HUF	22,400,000	USD	120,333	06/15/05	4,101
*IDR	1,160,000,000	USD	122,751	06/15/05	1,056
*JPY	98,749,000	USD	941,163	04/20/05	18,708
*NOK	3,503,000	USD	567,074	04/26/05	13,896
NZD	434,000	USD	316,829	05/17/05	9,621
*PHP	43,210,000	USD	773,778	12/22/05	5,600
*PLN	981,000	USD	320,877	04/05/05	9,688
*SEK	1,819,000	USD	266,173	04/15/05	8,835
*SGD	200,000	USD	122,599	04/22/05	1,381
*USD	1,276,727	AUD	1,654,000	04/06/05	59
*USD	479,163	CAD	580,000	04/07/05	319
*USD	28,346	TRY	44,200	04/19/05	4,090
*USD	1,234,522	JPY	132,534,000	04/20/05	3,532
*USD	612,714	MXN	6,905,000	04/25/05	2,351
*USD	20,155	ARS	60,000	05/18/05	409
USD	3,626	CZK	84,000	06/15/05	7
USD	128,663	PLN	409,000	06/15/05	371
USD	127,795	SKK	3,816,000	06/15/05	39
*USD	13,794	COP	33,110,000	07/01/05	30
*USD	113,714	BRL	316,000	07/06/05	156
USD	3,565	THB	140,000	07/12/05	16
USD	15,157	ARS	45,000	09/09/05	17
*USD	53,422	CLP	31,610,000	11/10/05	432
USD	282,389	NZD	457,000	12/07/05	35,240
*USD	644,785	PHP	36,499,000	12/22/05	4,087
*USD	116,984	CNY	932,000	08/14/06	2,481
*ZAR	799,000	USD	135,194	05/19/05	8,105

					449,733

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*ARS	21,000	USD	7,047	05/18/05	$(151)
*AUD	1,654,000	USD	1,276,411	04/06/05	(374)
*AUD	161,000	USD	124,060	05/09/05	(102)
*BRL	875,000	USD	306,596	07/06/05	(8,708)
*CAD	2,579,000	USD	2,096,921	04/07/05	(35,121)
*CLP	22,210,000	USD	37,633	11/10/05	(206)
*CNY	932,000	USD	117,913	08/14/06	(1,553)
*COP	5,000,000	USD	2,075	07/01/05	(13)
*CZK	84,000	USD	3,625	04/05/05	—
*ILS	391,000	USD	88,847	04/28/05	(722)
*INR	7,425,000	USD	168,182	07/29/05	(921)
JPY	30,008,000	USD	282,455	12/07/05	(4,265)
*KRW	418,700,000	USD	408,368	05/26/05	(3,673)
*MXN	13,124,000	USD	1,158,106	04/25/05	(10,918)
*NZD	643,000	USD	456,469	04/08/05	(653)
*SKK	3,816,000	USD	127,543	04/05/05	(92)
*TRY	152,200	USD	109,731	04/19/05	(1,961)
*TWD	33,189,000	USD	1,063,625	11/21/05	(6,892)
*USD	3,644	CZK	84,000	04/05/05	(19)
*USD	325,967	PLN	981,000	04/05/05	(14,678)
*USD	132,936	SKK	3,816,000	04/05/05	(5,301)
USD	57,859	EUR	44,621	04/07/05	(8)
*USD	451,545	NZD	635,000	04/08/05	(111)
*USD	1,315,355	CHF	1,564,000	04/12/05	(6,801)
*USD	113,414	SEK	766,000	04/15/05	(5,047)
*USD	234,223	SGD	385,000	04/22/05	(878)
*USD	979,451	NOK	5,959,000	04/26/05	(38,431)
*USD	5,605,472	EUR	4,258,000	04/27/05	(82,735)
*USD	2,040,670	GBP	1,078,000	04/28/05	(6,565)
*USD	95,089	ILS	414,000	04/28/05	(250)
*USD	258,908	AUD	336,000	05/09/05	(213)
USD	291,905	JPY	30,528,000	05/17/05	(6,074)
*USD	149,758	ZAR	890,000	05/19/05	(8,194)
*USD	186,023	KRW	188,272,000	05/26/05	(745)
*USD	40,342	HUF	7,500,000	06/15/05	(1,425)
*USD	9,169	IDR	86,400,000	06/15/05	(105)
USD	11,366	RUB	312,000	06/15/05	(189)
*USD	253,220	INR	11,070,000	07/29/05	(1,103)
*USD	865,927	HKD	6,683,000	11/07/05	(6,379)
*USD	713,437	TWD	22,036,000	11/21/05	(2,663)
*USD	298,923	HKD	2,320,000	01/18/06	(136)

					(264,375)

Net Unrealized Appreciation/Depreciation					$185,358

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS — Argentine Peso	GBP — Pound Sterling	NZD — New Zealand Dollar
AUD — Australian Dollar	HKD — Hong Kong Dollar	PHP — Philippine Peso
BRL — Brazilian Real	HUF — Hungarian Forint	PLN — Polish Zloty
CAD — Canadian Dollar	IDR — Indonesian Rupiah	RUB — Russian Ruble
CHF — Swiss Franc	ILS — Israeli Shekel	SEK — Swedish Krona
CLP — Chilean Peso	INR — Indian Rupee	SGD — Singapore Dollar
CNY — Yuan Renminbi	JPY — Japanese Yen	SKK — Slovakian Koruna
COP — Colombian Peso	KRW — South Korean Won	THB — Thailand Baht
CZK — Czech Koruna	MXN — Mexican Peso	TRY — Turkish Lira
DKK — Danish Krone	MYR — Malaysian Ringgit	TWD — Taiwan Dollar
EUR — Euro	NOK — Norwegian Krone	USD — United States Dollar
ZAR — South African Rand

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2005 — (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Except for the Money Market Portfolio, short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements: As of March 31, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.10%	$220,000
Government and Quality Bond	19.10	41,140,000
Growth and Income	0.08	180,000
Growth	6.03	12,990,000
Capital Appreciation	51.31	110,545,000
Natural Resources	4.02	8,660,000
Multi-Asset	1.02	2,190,000
Strategic Multi-Asset	1.25	2,690,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities Corp., dated March 31, 2005, bearing interest at a rate of 2.66% per annum, with a principal amount of $215,430,000, a repurchase price of $215,445,918, a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	8.13%	08/15/19	$50,000,000	$67,681,285
U.S. Treasury Bonds	5.50	08/15/28	139,337,000	152,112,124

Note 3. Transactions with Affiliates: As disclosed in the investment portfolios, certain Portfolios own common stock issued by AIG or an affiliate thereof. During the three months ended March 31, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of American International Group, Inc. (“AIG”) and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at December 31,	Cost of	Cost of	Realized	Unrealized	at March 31,
Portfolio	Security	Income	2004	Purchases	Sales	Gain/Loss	Gain (Loss)	2005
Growth and Income	AIG	$634	$385,811	$—	$64,559	$127,652	$(284,059)	$164,845
Growth	AIG	17,282	9,079,009	—	171,881	1,973,900	(5,060,096)	5,820,932
Multi-Asset	AIG	1,271	733,402	—	41,441	313,217	(685,573)	319,605

Note 4. Federal Income Taxes: As of March 31, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Money Market Portfolio	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio
Cost	$15,611,584	$903,747,906	$446,682,031	$17,406,205	$708,665,766	$1,270,286,868	$149,735,557	$51,619,585	$40,076,380
Appreciation	—	18,232,043	61,383,844	2,151,847	87,928,604	149,351,346	86,742,345	5,081,835	2,912,181
Depreciation	—	(9,625,289)	(15,533,281)	(672,148)	(27,735,099)	(44,222,208)	(2,762,495)	(823,653)	(884,944)

Net unrealized appreciation/ depreciation	$—	$8,606,754	$45,850,563	$1,479,699	$60,193,505	$105,129,138	$83,979.850	$4,258,182	$2,027,237

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Anchor Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	May 27, 2005

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	May 27, 2005